Variable Annuity-1 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and Those Charged with Governance of Variable Annuity-1 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 11, 2024

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS International Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Relative Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Sustainable International Thematic Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Discovery All Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Opportunity Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ALPS Global Opportunity Portfolio, Class I	Not applicable	Not applicable	For the year then ended December 31, 2022
American Century Investments VP Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Emerging Markets Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Large Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP International Core Equity, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Emerging Markets, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP International Series, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Small Cap Value Series, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Capital Growth VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Core Equity VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS CROCI U.S. VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

DWS Global Small Cap VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower SecureFoundation Balanced Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Managed Volatility Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. High Yield Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Technology Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Baron Growth Opportunities Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware SMID Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware Value Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
NVIT Mid Cap Index Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PIMCO Emerging Markets Bond Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Fund VCT Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Mid Cap Value VCT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Prudential Series Fund Equity Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Prudential Series Fund Natural Resources Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Core Equity Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Global Health Care Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Income Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Putnam VT International Equity Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 18, 2023 (commencement of operations) to December 31, 2023
Putnam VT International Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Mortgage Securities Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab Government Money Market Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab S&P 500 Index Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Third Avenue Value Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Bond Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Common Stock Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Common Stock Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Small Company Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Capital Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Diversified Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
ASSETS:
Investments at fair value (1)	$119,739	$48,745	$622,808	$302,833	$187,066	$266,455	$2,202,018
Receivable from the fund manager	3	1	12	6	4	4	51
Receivable from the Company	469	-	-	-	-	-	-
Total assets	120,211	48,746	622,820	302,839	187,070	266,459	2,202,069

LIABILITIES:
Payable to the Contracts	3	1	12	6	4	4	51
Payable to the Company	-	-	-	-	-	-	803
Total liabilities	3	1	12	6	4	4	854

NET ASSETS	$120,208	$48,745	$622,808	$302,833	$187,066	$266,455	$2,201,215

ANALYSIS OF NET ASSETS
Accumulation period	$92,960	$48,745	$622,808	$302,833	$187,066	$266,455	$2,147,726
Annuity period	27,248	-	-	-	-	-	53,489
Total net assets	$120,208	$48,745	$622,808	$302,833	$187,066	$266,455	$2,201,215

Fair value per share (NAV)	$17.71	$14.79	$74.50	$29.50	$17.87	$78.22	$62.42
Shares outstanding in the Separate Account	6,761	3,296	8,360	10,266	10,468	3,406	35,277

(1) Investments in mutual fund shares, at cost	$124,284	$45,187	$589,407	$270,274	$229,335	$303,987	$2,651,000

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I
ASSETS:
Investments at fair value (1)	$273,812	$103,901	$59,594	$166,686	$888,855	$859,161	$197,556
Receivable from the fund manager	6	2	1	4	17	13	4
Receivable from the Company	-	-	-	524	15,135	-	-
Total assets	273,818	103,903	59,595	167,214	904,007	859,174	197,560

LIABILITIES:
Payable to the Contracts	6	2	1	4	17	13	4
Payable to the Company	-	-	-	-	-	-	273
Total liabilities	6	2	1	4	17	13	277

NET ASSETS	$273,812	$103,901	$59,594	$167,210	$903,990	$859,161	$197,283

ANALYSIS OF NET ASSETS
Accumulation period	$273,812	$103,901	$59,594	$108,903	$755,351	$859,161	$189,095
Annuity period	-	-	-	58,307	148,639	-	8,188
Total net assets	$273,812	$103,901	$59,594	$167,210	$903,990	$859,161	$197,283

Fair value per share (NAV)	$16.85	$23.89	$20.46	$25.99	$7.65	$7.67	$10.58
Shares outstanding in the Separate Account	16,250	4,349	2,913	6,413	116,190	112,016	18,673

(1) Investments in mutual fund shares, at cost	$329,874	$113,432	$58,753	$161,471	$957,060	$1,033,281	$200,158

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Global Growth Fund, Class 1	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2
ASSETS:
Investments at fair value (1)	$339,996	$3,581,696	$220,821	$181,602	$2,279	$183,117	$59,609
Receivable from the fund manager	7	69	3	3	-	2	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	340,003	3,581,765	220,824	181,605	2,279	183,119	59,610

LIABILITIES:
Payable to the Contracts	7	69	3	3	-	2	1
Payable to the Company	-	3,133	-	-	-	-	-
Total liabilities	7	3,202	3	3	-	2	1

NET ASSETS	$339,996	$3,578,563	$220,821	$181,602	$2,279	$183,117	$59,609

ANALYSIS OF NET ASSETS
Accumulation period	$339,996	$3,423,566	$220,821	$181,602	$2,279	$183,117	$59,609
Annuity period	-	154,997	-	-	-	-	-
Total net assets	$339,996	$3,578,563	$220,821	$181,602	$2,279	$183,117	$59,609

Fair value per share (NAV)	$19.47	$12.19	$33.92	$57.34	$17.41	$25.17	$9.40
Shares outstanding in the Separate Account	17,463	293,822	6,510	3,167	131	7,275	6,341

(1) Investments in mutual fund shares, at cost	$360,868	$3,174,849	$213,068	$156,768	$2,420	$170,631	$68,664

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
ASSETS:
Investments at fair value (1)	$259,509	$528,926	$772,136	$321,350	$241,178	$74,693	$71,677
Receivable from the fund manager	5	8	17	6	4	1	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	259,514	528,934	772,153	321,356	241,182	74,694	71,678

LIABILITIES:
Payable to the Contracts	5	8	17	6	4	1	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	8	17	6	4	1	1

NET ASSETS	$259,509	$528,926	$772,136	$321,350	$241,178	$74,693	$71,677

ANALYSIS OF NET ASSETS
Accumulation period	$259,509	$528,926	$772,136	$321,350	$241,178	$74,693	$71,677
Annuity period	-	-	-	-	-	-	-
Total net assets	$259,509	$528,926	$772,136	$321,350	$241,178	$74,693	$71,677

Fair value per share (NAV)	$16.31	$18.68	$35.02	$32.32	$38.67	$22.82	$27.35
Shares outstanding in the Separate Account	15,911	28,315	22,048	9,943	6,237	3,273	2,621

(1) Investments in mutual fund shares, at cost	$264,292	$522,547	$822,887	$297,851	$208,531	$80,460	$87,804

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class
ASSETS:
Investments at fair value (1)	$11,735	$1,628,277	$1,729,177	$106,686	$115,587	$234,833	$85,068
Receivable from the fund manager	-	27	37	2	2	4	1
Receivable from the Company	-	707	519	-	-	-	-
Total assets	11,735	1,629,011	1,729,733	106,688	115,589	234,837	85,069

LIABILITIES:
Payable to the Contracts	-	27	37	2	2	4	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	27	37	2	2	4	1

NET ASSETS	$11,735	$1,628,984	$1,729,696	$106,686	$115,587	$234,833	$85,068

ANALYSIS OF NET ASSETS
Accumulation period	$11,735	$1,587,967	$1,699,594	$106,686	$115,587	$234,833	$85,068
Annuity period	-	41,017	30,102	-	-	-	-
Total net assets	$11,735	$1,628,984	$1,729,696	$106,686	$115,587	$234,833	$85,068

Fair value per share (NAV)	$9.62	$36.02	$24.18	$12.81	$16.15	$22.05	$16.75
Shares outstanding in the Separate Account	1,220	45,205	71,513	8,328	7,157	10,650	5,079

(1) Investments in mutual fund shares, at cost	$18,005	$923,384	$1,641,244	$124,321	$112,632	$255,242	$94,398

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
ASSETS:
Investments at fair value (1)	$420,739	$197,547	$1,197,715	$439,121	$47,012	$79,603	$1,113,250
Receivable from the fund manager	9	3	25	8	1	1	22
Receivable from the Company	252	-	-	-	398	-	529
Total assets	421,000	197,550	1,197,740	439,129	47,411	79,604	1,113,801

LIABILITIES:
Payable to the Contracts	8	3	25	8	1	1	22
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	8	3	25	8	1	1	22

NET ASSETS	$420,992	$197,547	$1,197,715	$439,121	$47,410	$79,603	$1,113,779

ANALYSIS OF NET ASSETS
Accumulation period	$385,486	$197,547	$1,197,715	$439,121	$24,301	$79,603	$1,083,094
Annuity period	35,506	-	-	-	23,109	-	30,685
Total net assets	$420,992	$197,547	$1,197,715	$439,121	$47,410	$79,603	$1,113,779

Fair value per share (NAV)	$38.39	$22.60	$37.84	$12.24	$15.59	$10.45	$13.63
Shares outstanding in the Separate Account	10,960	8,741	31,652	35,876	3,016	7,618	81,676

(1) Investments in mutual fund shares, at cost	$399,355	$169,493	$1,179,674	$400,568	$42,688	$76,013	$1,215,642

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$2,266	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908
Receivable from the fund manager	-	3	9	1,820	1	1	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,266	121,349	644,857	1,450,466	89,001	51,855	67,909

LIABILITIES:
Payable to the Contracts	-	3	9	1,820	1	1	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	3	9	1,820	1	1	1

NET ASSETS	$2,266	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908

ANALYSIS OF NET ASSETS
Accumulation period	$2,266	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,266	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908

Fair value per share (NAV)	$13.70	$13.86	$12.75	$7.38	$12.35	$12.74	$9.95
Shares outstanding in the Separate Account	165	8,755	50,576	196,294	7,207	4,070	6,825

(1) Investments in mutual fund shares, at cost	$2,889	$117,653	$764,851	$1,569,710	$91,426	$53,079	$69,787

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
ASSETS:
Investments at fair value (1)	$50,471	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592
Receivable from the fund manager	1	-	1	5,815	2	18	19
Receivable from the Company	-	-	-	-	-	-	-
Total assets	50,472	24,224	42,367	3,041,994	105,501	1,031,739	1,248,611

LIABILITIES:
Payable to the Contracts	1	-	1	5,815	2	18	19
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	-	1	5,815	2	18	19

NET ASSETS	$50,471	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592

ANALYSIS OF NET ASSETS
Accumulation period	$50,471	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592
Annuity period	-	-	-	-	-	-	-
Total net assets	$50,471	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592

Fair value per share (NAV)	$13.40	$10.25	$12.97	$6.28	$6.75	$7.90	$12.77
Shares outstanding in the Separate Account	3,767	2,363	3,266	483,468	15,629	130,598	97,775

(1) Investments in mutual fund shares, at cost	$50,707	$24,303	$41,047	$3,122,998	$113,976	$1,039,895	$1,301,793

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I
ASSETS:
Investments at fair value (1)	$143,108	$16,109,066	$83,416	$2,058,317	$82,161	$617,053	$128,787
Receivable from the fund manager	3	40,983	1	42	2	12	2
Receivable from the Company	-	-	-	9,473	3,109	-	-
Total assets	143,111	16,150,049	83,417	2,067,832	85,272	617,065	128,789

LIABILITIES:
Payable to the Contracts	3	40,983	1	42	2	12	2
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	3	40,983	1	42	2	12	2

NET ASSETS	$143,108	$16,109,066	$83,416	$2,067,790	$85,270	$617,053	$128,787

ANALYSIS OF NET ASSETS
Accumulation period	$143,108	$16,109,066	$83,416	$2,025,745	$63,799	$617,053	$128,787
Annuity period	-	-	-	42,045	21,471	-	-
Total net assets	$143,108	$16,109,066	$83,416	$2,067,790	$85,270	$617,053	$128,787

Fair value per share (NAV)	$12.00	$12.80	$35.78	$9.35	$9.02	$13.27	$2.02
Shares outstanding in the Separate Account	11,926	1,258,521	2,331	220,141	9,109	46,500	63,756

(1) Investments in mutual fund shares, at cost	$144,172	$16,456,598	$74,902	$2,369,552	$91,213	$669,934	$138,091

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund
ASSETS:
Investments at fair value (1)	$287,355	$128,949	$488,271	$814,912	$393,818	$78,536	$104,912
Receivable from the fund manager	6	3	11	19	8	1	2
Receivable from the Company	-	2,025	-	5,741	-	-	354
Total assets	287,361	130,977	488,282	820,672	393,826	78,537	105,268

LIABILITIES:
Payable to the Contracts	6	3	11	19	8	1	2
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	3	11	19	8	1	2

NET ASSETS	$287,355	$130,974	$488,271	$820,653	$393,818	$78,536	$105,266

ANALYSIS OF NET ASSETS
Accumulation period	$287,355	$44,713	$488,271	$692,225	$393,818	$78,536	$84,693
Annuity period	-	86,261	-	128,428	-	-	20,573
Total net assets	$287,355	$130,974	$488,271	$820,653	$393,818	$78,536	$105,266

Fair value per share (NAV)	$19.67	$29.29	$34.09	$36.56	$18.86	$4.69	$9.79
Shares outstanding in the Separate Account	14,609	4,402	14,323	22,290	20,881	16,746	10,716

(1) Investments in mutual fund shares, at cost	$259,614	$123,607	$493,330	$838,314	$416,881	$83,897	$114,115

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$247,921	$127,002	$193,205	$1,835,839	$1,350,877	$41,103	$456,668
Receivable from the fund manager	4	3	5	26	29	1	11
Receivable from the Company	-	-	-	-	-	-	-
Total assets	247,925	127,005	193,210	1,835,865	1,350,906	41,104	456,679

LIABILITIES:
Payable to the Contracts	4	3	5	26	29	1	11
Payable to the Company	-	-	-	473	-	-	1,795
Total liabilities	4	3	5	499	29	1	1,806

NET ASSETS	$247,921	$127,002	$193,205	$1,835,366	$1,350,877	$41,103	$454,873

ANALYSIS OF NET ASSETS
Accumulation period	$247,921	$127,002	$193,205	$1,821,190	$1,350,877	$41,103	$396,819
Annuity period	-	-	-	14,176	-	-	58,054
Total net assets	$247,921	$127,002	$193,205	$1,835,366	$1,350,877	$41,103	$454,873

Fair value per share (NAV)	$26.91	$17.20	$18.50	$10.05	$11.16	$42.07	$45.15
Shares outstanding in the Separate Account	9,213	7,384	10,444	182,671	121,046	977	10,114

(1) Investments in mutual fund shares, at cost	$242,629	$134,817	$190,815	$2,092,544	$1,548,715	$33,307	$305,013

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio
ASSETS:
Investments at fair value (1)	$329,697	$834,911	$219,612	$3,825,342	$250,425	$657,603	$797,465
Receivable from the fund manager	7	18	5	73	3	13	16
Receivable from the Company	-	2,492	351	-	-	-	290
Total assets	329,704	837,421	219,968	3,825,415	250,428	657,616	797,771

LIABILITIES:
Payable to the Contracts	7	18	5	73	3	13	16
Payable to the Company	2,504	-	-	18	-	-	-
Total liabilities	2,511	18	5	91	3	13	16

NET ASSETS	$327,193	$837,403	$219,963	$3,825,324	$250,425	$657,603	$797,755

ANALYSIS OF NET ASSETS
Accumulation period	$246,712	$812,876	$199,585	$3,821,236	$250,425	$657,603	$780,947
Annuity period	80,481	24,527	20,378	4,088	-	-	16,808
Total net assets	$327,193	$837,403	$219,963	$3,825,324	$250,425	$657,603	$797,755

Fair value per share (NAV)	$45.28	$61.10	$40.08	$48.05	$15.98	$16.06	$20.83
Shares outstanding in the Separate Account	7,281	13,665	5,479	79,612	15,671	40,947	38,284

(1) Investments in mutual fund shares, at cost	$246,435	$576,127	$191,556	$3,335,688	$236,164	$661,559	$787,574

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$44,312	$949,413	$260,412	$208,143	$47,948	$1,121,877	$296,249
Receivable from the fund manager	1	20	5	3	1	22	4
Receivable from the Company	-	42	-	-	-	-	-
Total assets	44,313	949,475	260,417	208,146	47,949	1,121,899	296,253

LIABILITIES:
Payable to the Contracts	1	20	5	3	1	22	4
Payable to the Company	-	-	-	-	-	17	-
Total liabilities	1	20	5	3	1	39	4

NET ASSETS	$44,312	$949,455	$260,412	$208,143	$47,948	$1,121,860	$296,249

ANALYSIS OF NET ASSETS
Accumulation period	$44,312	$901,935	$260,412	$208,143	$47,948	$1,118,004	$296,249
Annuity period	-	47,520	-	-	-	3,856	-
Total net assets	$44,312	$949,455	$260,412	$208,143	$47,948	$1,121,860	$296,249

Fair value per share (NAV)	$13.03	$71.99	$25.56	$25.24	$19.85	$28.83	$9.83
Shares outstanding in the Separate Account	3,401	13,188	10,188	8,248	2,416	38,914	30,137

(1) Investments in mutual fund shares, at cost	$45,976	$775,240	$239,423	$229,480	$52,560	$1,075,783	$265,464

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class
ASSETS:
Investments at fair value (1)	$433,349	$381,223	$947	$909,252	$152,282	$21,127	$1,702,628
Receivable from the fund manager	9	9	-	19	2	-	28
Receivable from the Company	-	-	-	379	-	-	-
Total assets	433,358	381,232	947	909,650	152,284	21,127	1,702,656

LIABILITIES:
Payable to the Contracts	9	9	-	19	2	-	28
Payable to the Company	-	480	-	-	-	-	25
Total liabilities	9	489	-	19	2	-	53

NET ASSETS	$433,349	$380,743	$947	$909,631	$152,282	$21,127	$1,702,603

ANALYSIS OF NET ASSETS
Accumulation period	$433,349	$366,343	$947	$887,603	$152,282	$21,127	$1,697,014
Annuity period	-	14,400	-	22,028	-	-	5,589
Total net assets	$433,349	$380,743	$947	$909,631	$152,282	$21,127	$1,702,603

Fair value per share (NAV)	$31.54	$14.54	$19.32	$18.43	$5.35	$10.55	$7.18
Shares outstanding in the Separate Account	13,740	26,219	49	49,335	28,464	2,003	237,135

(1) Investments in mutual fund shares, at cost	$430,916	$444,074	$864	$1,010,351	$195,454	$23,795	$1,832,951

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II
ASSETS:
Investments at fair value (1)	$2,362,807	$386,818	$3,695,324	$862,488	$150,192	$171,458	$96,871
Receivable from the fund manager	46	7	72	17	4	4	2
Receivable from the Company	-	-	-	479	-	328	-
Total assets	2,362,853	386,825	3,695,396	862,984	150,196	171,790	96,873

LIABILITIES:
Payable to the Contracts	46	7	72	17	4	4	2
Payable to the Company	-	-	-	-	-	-	115
Total liabilities	46	7	72	17	4	4	117

NET ASSETS	$2,362,807	$386,818	$3,695,324	$862,967	$150,192	$171,786	$96,756

ANALYSIS OF NET ASSETS
Accumulation period	$2,362,807	$386,818	$3,695,285	$835,175	$150,192	$152,767	$76,330
Annuity period	-	-	39	27,792	-	19,019	20,426
Total net assets	$2,362,807	$386,818	$3,695,324	$862,967	$150,192	$171,786	$96,756

Fair value per share (NAV)	$9.60	$11.57	$9.18	$16.01	$11.04	$22.02	$94.17
Shares outstanding in the Separate Account	246,126	33,433	402,541	53,872	13,604	7,786	1,029

(1) Investments in mutual fund shares, at cost	$2,507,254	$438,505	$4,318,627	$760,505	$159,793	$208,273	$33,264

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA
ASSETS:
Investments at fair value (1)	$27,883	$201,540	$192,661	$623,149	$379,365	$51,660	$52,514
Receivable from the fund manager	1	4	4	12	6	1	1
Receivable from the Company	-	-	-	853	-	-	-
Total assets	27,884	201,544	192,665	624,014	379,371	51,661	52,515

LIABILITIES:
Payable to the Contracts	1	4	4	12	6	1	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	4	4	12	6	1	1

NET ASSETS	$27,883	$201,540	$192,661	$624,002	$379,365	$51,660	$52,514

ANALYSIS OF NET ASSETS
Accumulation period	$27,883	$201,540	$192,661	$548,354	$379,365	$51,660	$52,514
Annuity period	-	-	-	75,648	-	-	-
Total net assets	$27,883	$201,540	$192,661	$624,002	$379,365	$51,660	$52,514

Fair value per share (NAV)	$40.46	$18.85	$17.56	$16.22	$8.40	$15.48	$11.93
Shares outstanding in the Separate Account	689	10,692	10,972	38,419	45,162	3,337	4,402

(1) Investments in mutual fund shares, at cost	$22,922	$193,158	$181,137	$589,185	$491,247	$49,959	$44,520

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
ASSETS:
Investments at fair value (1)	$984,829	$360,214	$91,834	$6,865,016	$24,299,573	$51,674	$538,406
Receivable from the fund manager	17	6	2	141	476	1	9
Receivable from the Company	411	-	571	7,666	-	-	-
Total assets	985,257	360,220	92,407	6,872,823	24,300,049	51,675	538,415

LIABILITIES:
Payable to the Contracts	17	6	2	141	476	1	9
Payable to the Company	-	-	-	-	3,460	-	-
Total liabilities	17	6	2	141	3,936	1	9

NET ASSETS	$985,240	$360,214	$92,405	$6,872,682	$24,296,113	$51,674	$538,406

ANALYSIS OF NET ASSETS
Accumulation period	$961,355	$360,214	$59,237	$6,681,237	$24,130,791	$51,674	$538,406
Annuity period	23,885	-	33,168	191,445	165,322	-	-
Total net assets	$985,240	$360,214	$92,405	$6,872,682	$24,296,113	$51,674	$538,406

Fair value per share (NAV)	$28.82	$6.34	$9.37	$1.00	$70.19	$13.55	$15.74
Shares outstanding in the Separate Account	34,172	56,816	9,801	6,865,016	346,197	3,814	34,206

(1) Investments in mutual fund shares, at cost	$867,776	$486,495	$78,998	$6,865,082	$15,754,359	$51,474	$468,773

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class
ASSETS:
Investments at fair value (1)	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$356,647
Receivable from the fund manager	1	4	6	2	3	1	7
Receivable from the Company	-	-	-	-	-	-	503
Total assets	43,514	263,190	319,297	103,310	218,350	59,323	357,157

LIABILITIES:
Payable to the Contracts	1	4	6	2	3	1	7
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	4	6	2	3	1	7

NET ASSETS	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$357,150

ANALYSIS OF NET ASSETS
Accumulation period	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$327,968
Annuity period	-	-	-	-	-	-	29,182
Total net assets	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$357,150

Fair value per share (NAV)	$18.16	$55.31	$51.85	$14.24	$12.84	$23.27	$11.21
Shares outstanding in the Separate Account	2,396	4,758	6,158	7,255	17,005	2,549	31,815

(1) Investments in mutual fund shares, at cost	$37,520	$246,202	$316,320	$95,274	$271,816	$37,144	$276,319

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
ASSETS:
Investments at fair value (1)	$714,971	$225,445	$97,914	$118,611	$183,690	$717,696	$269,261
Receivable from the fund manager	16	4	2	2	4	10	4
Receivable from the Company	-	-	-	-	54,330	-	-
Total assets	714,987	225,449	97,916	118,613	238,024	717,706	269,265

LIABILITIES:
Payable to the Contracts	16	4	2	2	4	10	4
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	16	4	2	2	4	10	4

NET ASSETS	$714,971	$225,445	$97,914	$118,611	$238,020	$717,696	$269,261

ANALYSIS OF NET ASSETS
Accumulation period	$714,971	$225,445	$97,914	$118,611	$106,299	$717,696	$269,261
Annuity period	-	-	-	-	131,721	-	-
Total net assets	$714,971	$225,445	$97,914	$118,611	$238,020	$717,696	$269,261

Fair value per share (NAV)	$8.77	$11.31	$13.52	$25.42	$7.62	$46.38	$15.63
Shares outstanding in the Separate Account	81,525	19,933	7,242	4,666	24,106	15,474	17,227

(1) Investments in mutual fund shares, at cost	$791,042	$210,720	$96,122	$91,134	$194,085	$622,012	$238,056

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
ASSETS:
Investments at fair value (1)	$558,240	$268,459	$363,265
Receivable from the fund manager	8	4	5
Receivable from the Company	-	-	-
Total assets	558,248	268,463	363,270

LIABILITIES:
Payable to the Contracts	8	4	5
Payable to the Company	-	-	-
Total liabilities	8	4	5

NET ASSETS	$558,240	$268,459	$363,265

ANALYSIS OF NET ASSETS
Accumulation period	$558,240	$268,459	$363,265
Annuity period	-	-	-
Total net assets	$558,240	$268,459	$363,265

Fair value per share (NAV)	$23.93	$11.92	$17.61
Shares outstanding in the Separate Account	23,328	22,522	20,628

(1) Investments in mutual fund shares, at cost	$533,086	$271,648	$420,797

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INVESTMENT INCOME:
Dividend income	$1,183	$388	$-	$4,234	$-	$-	$-

EXPENSES:
Mortality and expense risk	1,054	398	3,914	1,964	1,623	1,450	16,014
Investment advisory expenses	211	-	-	-	-	609	54
Total expenses	1,265	398	3,914	1,964	1,623	2,059	16,068

NET INVESTMENT INCOME (LOSS)	(82)	(10)	(3,914)	2,270	(1,623)	(2,059)	(16,068)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,015)	19	(530)	(2,686)	(14,539)	(19,278)	(41,826)
Capital gain distributions	9,317	-	35,845	22,265	6,544	-	-

Net realized gain (loss) on investments	3,302	19	35,315	19,579	(7,995)	(19,278)	(41,826)

Change in net unrealized appreciation (depreciation) on investments	12,531	6,051	127,107	7,375	31,954	110,244	568,441

Net realized and unrealized gain (loss) on investments	15,833	6,070	162,422	26,954	23,959	90,966	526,615

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,751	$6,060	$158,508	$29,224	$22,336	$88,907	$510,547

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$16,748	$12,617	$2,956

EXPENSES:
Mortality and expense risk	1,977	693	405	1,306	6,446	4,588	1,650
Investment advisory expenses	188	-	487	-	-	143	35
Total expenses	2,165	693	892	1,306	6,446	4,731	1,685

NET INVESTMENT INCOME (LOSS)	(2,165)	(693)	(892)	(1,306)	10,302	7,886	1,271

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(70,134)	(148)	(56,369)	(783)	(52,677)	(21,800)	3,855
Capital gain distributions	-	9,564	-	13,095	-	-	-

Net realized gain (loss) on investments	(70,134)	9,416	(56,369)	12,312	(52,677)	(21,800)	3,855

Change in net unrealized appreciation (depreciation) on investments	129,163	16,556	69,457	24,028	173,279	75,317	17,669

Net realized and unrealized gain (loss) on investments	59,029	25,972	13,088	36,340	120,602	53,517	21,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,864	$25,279	$12,196	$35,034	$130,904	$61,403	$22,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Global Growth Fund, Class 1	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2
INVESTMENT INCOME:
Dividend income	$7,466	$83,181	$2,253	$1,965	$34	$2,552	$1,914

EXPENSES:
Mortality and expense risk	2,570	24,453	947	974	17	859	308
Investment advisory expenses	-	1,138	-	-	-	530	-
Total expenses	2,570	25,591	947	974	17	1,389	308

NET INVESTMENT INCOME (LOSS)	4,896	57,590	1,306	991	17	1,163	1,606

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,737)	49,987	89	277	(446)	527	(78)
Capital gain distributions	38,494	277,209	13,052	8,780	-	-	-

Net realized gain (loss) on investments	35,757	327,196	13,141	9,057	(446)	527	(78)

Change in net unrealized appreciation (depreciation) on investments	(24,343)	(106,074)	21,669	26,961	936	22,840	584

Net realized and unrealized gain (loss) on investments	11,414	221,122	34,810	36,018	490	23,367	506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,310	$278,712	$36,116	$37,009	$507	$24,530	$2,112

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$5,541	$3,819	$5,128	$1,912	$-	$94	$-

EXPENSES:
Mortality and expense risk	1,678	2,640	5,548	2,104	1,412	576	550
Investment advisory expenses	-	-	18	-	152	-	-
Total expenses	1,678	2,640	5,566	2,104	1,564	576	550

NET INVESTMENT INCOME (LOSS)	3,863	1,179	(438)	(192)	(1,564)	(482)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,801)	(2,272)	(7,769)	75	(5,349)	539	(899)
Capital gain distributions	-	15,354	61,602	30,606	1,862	524	-

Net realized gain (loss) on investments	(7,801)	13,082	53,833	30,681	(3,487)	1,063	(899)

Change in net unrealized appreciation (depreciation) on investments	33,277	66,086	77,783	35,347	80,370	7,812	10,843

Net realized and unrealized gain (loss) on investments	25,476	79,168	131,616	66,028	76,883	8,875	9,944

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,339	$80,347	$131,178	$65,836	$75,319	$8,393	$9,394

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$455	$1,725	$4,244	$1,151

EXPENSES:
Mortality and expense risk	75	7,867	11,569	833	649	1,486	449
Investment advisory expenses	-	-	-	-	-	436	127
Total expenses	75	7,867	11,569	833	649	1,922	576

NET INVESTMENT INCOME (LOSS)	(75)	(7,867)	(11,569)	(378)	1,076	2,322	575

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(737)	21,980	2,410	(7,558)	(32)	(5,261)	(240)
Capital gain distributions	-	-	79,852	7,755	-	-	-

Net realized gain (loss) on investments	(737)	21,980	82,262	197	(32)	(5,261)	(240)

Change in net unrealized appreciation (depreciation) on investments	1,759	440,446	459,660	19,596	13,979	32,896	9,403

Net realized and unrealized gain (loss) on investments	1,022	462,426	541,922	19,793	13,947	27,635	9,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$947	$454,559	$530,353	$19,415	$15,023	$29,957	$9,738

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
INVESTMENT INCOME:
Dividend income	$3,794	$2,809	$865	$3,543	$748	$618	$12,788

EXPENSES:
Mortality and expense risk	2,880	888	9,005	2,471	373	457	7,855
Investment advisory expenses	199	442	-	-	-	-	1,179
Total expenses	3,079	1,330	9,005	2,471	373	457	9,034

NET INVESTMENT INCOME (LOSS)	715	1,479	(8,140)	1,072	375	161	3,754

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(884)	1,303	47,745	(9)	23	(40)	(43,979)
Capital gain distributions	16,759	12,501	47,594	21,590	-	406	27,413

Net realized gain (loss) on investments	15,875	13,804	95,339	21,581	23	366	(16,566)

Change in net unrealized appreciation (depreciation) on investments	16,556	17,007	289,803	63,990	7,592	14,754	167,307

Net realized and unrealized gain (loss) on investments	32,431	30,811	385,142	85,571	7,615	15,120	150,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,146	$32,290	$377,002	$86,643	$7,990	$15,281	$154,495

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1	$1,283	$12,705	$43,284	$1,969	$1,463	$1,765

EXPENSES:
Mortality and expense risk	13	940	3,154	9,116	458	319	416
Investment advisory expenses	-	-	174	-	284	-	-
Total expenses	13	940	3,328	9,116	742	319	416

NET INVESTMENT INCOME (LOSS)	(12)	343	9,377	34,168	1,227	1,144	1,349

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5)	(70)	(8,646)	(6,815)	(171)	(13)	(19)
Capital gain distributions	71	4,308	-	16,167	1,772	709	1,248

Net realized gain (loss) on investments	66	4,238	(8,646)	9,352	1,601	696	1,229

Change in net unrealized appreciation (depreciation) on investments	294	10,406	26,769	59,393	9,917	2,710	3,737

Net realized and unrealized gain (loss) on investments	360	14,644	18,123	68,745	11,518	3,406	4,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$348	$14,987	$27,500	$102,913	$12,745	$4,550	$6,315

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,143	$592	$191	$100,873	$2,273	$31,682	$38,726

EXPENSES:
Mortality and expense risk	308	147	225	15,567	653	7,441	6,535
Investment advisory expenses	-	-	-	-	-	-	131
Total expenses	308	147	225	15,567	653	7,441	6,666

NET INVESTMENT INCOME (LOSS)	835	445	(34)	85,306	1,620	24,241	32,060

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6)	(1)	58	(9,810)	(599)	(3,609)	(3,090)
Capital gain distributions	1,020	643	17	38,424	3,391	22,295	-

Net realized gain (loss) on investments	1,014	642	75	28,614	2,792	18,686	(3,090)

Change in net unrealized appreciation (depreciation) on investments	3,229	1,573	5,507	200,250	7,713	55,939	56,418

Net realized and unrealized gain (loss) on investments	4,243	2,215	5,582	228,864	10,505	74,625	53,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,078	$2,660	$5,548	$314,170	$12,125	$98,866	$85,388

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I
INVESTMENT INCOME:
Dividend income	$2,316	$337,476	$-	$49,625	$1,538	$2,973	$718

EXPENSES:
Mortality and expense risk	819	103,355	394	14,805	681	3,994	746
Investment advisory expenses	-	-	-	192	-	393	-
Total expenses	819	103,355	394	14,997	681	4,387	746

NET INVESTMENT INCOME (LOSS)	1,497	234,121	(394)	34,628	857	(1,414)	(28)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,353)	(67,327)	168	(8,964)	(1,884)	(5,116)	(6,222)
Capital gain distributions	246	266,097	2,156	-	-	32,234	-

Net realized gain (loss) on investments	(1,107)	198,770	2,324	(8,964)	(1,884)	27,118	(6,222)

Change in net unrealized appreciation (depreciation) on investments	15,805	1,409,062	8,976	42,340	7,093	41,859	29,657

Net realized and unrealized gain (loss) on investments	14,698	1,607,832	11,300	33,376	5,209	68,977	23,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,195	$1,841,953	$10,906	$68,004	$6,066	$67,563	$23,407

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$5,279	$894	$998	$1,683	$6,260	$3,961	$286

EXPENSES:
Mortality and expense risk	2,328	1,038	3,980	6,231	2,902	421	711
Investment advisory expenses	-	-	338	-	-	-	-
Total expenses	2,328	1,038	4,318	6,231	2,902	421	711

NET INVESTMENT INCOME (LOSS)	2,951	(144)	(3,320)	(4,548)	3,358	3,540	(425)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,412	(833)	(8,285)	(12,579)	(7,066)	(315)	(8,610)
Capital gain distributions	32,495	2,885	374	85,084	49,741	-	-

Net realized gain (loss) on investments	34,907	2,052	(7,911)	72,505	42,675	(315)	(8,610)

Change in net unrealized appreciation (depreciation) on investments	(6,742)	22,670	87,780	149,704	(2,939)	3,653	21,513

Net realized and unrealized gain (loss) on investments	28,165	24,722	79,869	222,209	39,736	3,338	12,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,116	$24,578	$76,549	$217,661	$43,094	$6,878	$12,478

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$2,628	$-	$-	$76,493	$47,606	$605	$620

EXPENSES:
Mortality and expense risk	1,331	881	1,400	9,081	10,309	346	3,628
Investment advisory expenses	-	-	-	-	653	-	-
Total expenses	1,331	881	1,400	9,081	10,962	346	3,628

NET INVESTMENT INCOME (LOSS)	1,297	(881)	(1,400)	67,412	36,644	259	(3,008)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6)	(1,493)	(1,997)	(8,871)	(14,326)	785	17,501
Capital gain distributions	-	2,209	-	-	-	-	-

Net realized gain (loss) on investments	(6)	716	(1,997)	(8,871)	(14,326)	785	17,501

Change in net unrealized appreciation (depreciation) on investments	35,532	17,529	64,625	28,742	34,819	2,946	132,913

Net realized and unrealized gain (loss) on investments	35,526	18,245	62,628	19,871	20,493	3,731	150,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,823	$17,364	$61,228	$87,283	$57,137	$3,990	$147,406

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividend income	$6,615	$6,892	$3,286	$64,828	$-	$-	$35,774

EXPENSES:
Mortality and expense risk	2,440	5,703	2,001	25,097	1,162	3,985	5,646
Investment advisory expenses	-	-	18	-	1,157	-	305
Total expenses	2,440	5,703	2,019	25,097	2,319	3,985	5,951

NET INVESTMENT INCOME (LOSS)	4,175	1,189	1,267	39,731	(2,319)	(3,985)	29,823

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,953	4,712	11,949	22,399	11,224	358	(3,750)
Capital gain distributions	-	20,437	-	-	-	-	-

Net realized gain (loss) on investments	2,953	25,149	11,949	22,399	11,224	358	(3,750)

Change in net unrealized appreciation (depreciation) on investments	35,757	141,513	7,617	427,436	88,985	249,787	118,916

Net realized and unrealized gain (loss) on investments	38,710	166,662	19,566	449,835	100,209	250,145	115,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,885	$167,851	$20,833	$489,566	$97,890	$246,160	$144,989

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$1,996	$-	$2,712	$3,466	$610	$5,184	$4,862

EXPENSES:
Mortality and expense risk	299	7,794	1,692	1,133	332	7,766	1,357
Investment advisory expenses	89	875	-	-	-	851	-
Total expenses	388	8,669	1,692	1,133	332	8,617	1,357

NET INVESTMENT INCOME (LOSS)	1,608	(8,669)	1,020	2,333	278	(3,433)	3,505

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(976)	125,201	303	(1,331)	(438)	9,035	675
Capital gain distributions	-	13,962	12,185	8,992	387	82,999	9,222

Net realized gain (loss) on investments	(976)	139,163	12,488	7,661	(51)	92,034	9,897

Change in net unrealized appreciation (depreciation) on investments	1,157	36,153	21,905	(4,303)	5,017	79,777	17,412

Net realized and unrealized gain (loss) on investments	181	175,316	34,393	3,358	4,966	171,811	27,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,789	$166,647	$35,413	$5,691	$5,244	$168,378	$30,814

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$14,822	$8,004	$5	$9,188	$24,804	$3,935	$91,746

EXPENSES:
Mortality and expense risk	3,223	3,019	7	6,844	910	343	9,887
Investment advisory expenses	-	129	-	652	32	-	315
Total expenses	3,223	3,148	7	7,496	942	343	10,202

NET INVESTMENT INCOME (LOSS)	11,599	4,856	(2)	1,692	23,862	3,592	81,544

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,233	(5,701)	-	(51,726)	(2,951)	(24,119)	(13,825)
Capital gain distributions	24,862	-	39	45,299	-	-	-

Net realized gain (loss) on investments	29,095	(5,701)	39	(6,427)	(2,951)	(24,119)	(13,825)

Change in net unrealized appreciation (depreciation) on investments	(55,686)	47,097	48	131,022	(34,303)	21,511	111,149

Net realized and unrealized gain (loss) on investments	(26,591)	41,396	87	124,595	(37,254)	(2,608)	97,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,992)	$46,252	$85	$126,287	$(13,392)	$984	$178,868

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$84,209	$11,309	$124,469	$6,706	$2,294	$-	$-

EXPENSES:
Mortality and expense risk	16,499	2,371	24,655	5,362	1,126	1,239	726
Investment advisory expenses	931	-	927	-	-	-	9
Total expenses	17,430	2,371	25,582	5,362	1,126	1,239	735

NET INVESTMENT INCOME (LOSS)	66,779	8,938	98,887	1,344	1,168	(1,239)	(735)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(37,849)	(353)	(46,861)	121	(5,718)	(3,689)	1,281
Capital gain distributions	-	-	-	31,404	15,439	-	-

Net realized gain (loss) on investments	(37,849)	(353)	(46,861)	31,525	9,721	(3,689)	1,281

Change in net unrealized appreciation (depreciation) on investments	70,025	2,742	128,588	157,277	5,161	31,070	22,495

Net realized and unrealized gain (loss) on investments	32,176	2,389	81,727	188,802	14,882	27,381	23,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,955	$11,327	$180,614	$190,146	$16,050	$26,142	$23,041

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA
INVESTMENT INCOME:
Dividend income	$-	$1,096	$3,173	$1,713	$21,255	$-	$815

EXPENSES:
Mortality and expense risk	234	1,039	1,292	4,220	2,066	120	239
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	234	1,039	1,292	4,220	2,066	120	239

NET INVESTMENT INCOME (LOSS)	(234)	57	1,881	(2,507)	19,189	(120)	576

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39	27	(19)	225	(2,342)	(3)	376
Capital gain distributions	-	12,823	-	45,323	-	-	-

Net realized gain (loss) on investments	39	12,850	(19)	45,548	(2,342)	(3)	376

Change in net unrealized appreciation (depreciation) on investments	395	24,251	26,024	4,920	(959)	1,701	7,366

Net realized and unrealized gain (loss) on investments	434	37,101	26,005	50,468	(3,301)	1,698	7,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$200	$37,158	$27,886	$47,961	$15,888	$1,578	$8,318

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
INVESTMENT INCOME:
Dividend income	$18,250	$53,862	$559	$339,496	$314,406	$980	$9,719

EXPENSES:
Mortality and expense risk	5,744	2,210	643	53,943	155,669	278	3,461
Investment advisory expenses	-	-	-	35	6,372	-	4,920
Total expenses	5,744	2,210	643	53,978	162,041	278	8,381

NET INVESTMENT INCOME (LOSS)	12,506	51,652	(84)	285,518	152,365	702	1,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,111	(11,885)	(3,103)	(23)	490,462	(137)	4,247
Capital gain distributions	51,157	-	7,323	13	-	-	-

Net realized gain (loss) on investments	59,268	(11,885)	4,220	(10)	490,462	(137)	4,247

Change in net unrealized appreciation (depreciation) on investments	57,906	(23,637)	14,054	23	4,302,934	4,978	59,309

Net realized and unrealized gain (loss) on investments	117,174	(35,522)	18,274	13	4,793,396	4,841	63,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,680	$16,130	$18,190	$285,531	$4,945,761	$5,543	$64,894

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class
INVESTMENT INCOME:
Dividend income	$626	$-	$-	$3,055	$-	$1,292	$2,115

EXPENSES:
Mortality and expense risk	197	1,393	1,990	692	1,189	410	2,388
Investment advisory expenses	349	590	-	-	17	-	-
Total expenses	546	1,983	1,990	692	1,206	410	2,388

NET INVESTMENT INCOME (LOSS)	80	(1,983)	(1,990)	2,363	(1,206)	882	(273)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	80	3,427	211	(367)	(1,967)	155	2,888
Capital gain distributions	-	9,143	11,809	-	-	3,595	21,703

Net realized gain (loss) on investments	80	12,570	12,020	(367)	(1,967)	3,750	24,591

Change in net unrealized appreciation (depreciation) on investments	5,838	(4,889)	(3,703)	17,955	8,116	5,223	49,133

Net realized and unrealized gain (loss) on investments	5,918	7,681	8,317	17,588	6,149	8,973	73,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,998	$5,698	$6,327	$19,951	$4,943	$9,855	$73,451

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
INVESTMENT INCOME:
Dividend income	$32,423	$909	$203	$3,126	$7,541	$6,792	$3,392

EXPENSES:
Mortality and expense risk	5,307	1,431	815	856	1,646	3,213	1,369
Investment advisory expenses	-	-	-	35	-	1,798	1,030
Total expenses	5,307	1,431	815	891	1,646	5,011	2,399

NET INVESTMENT INCOME (LOSS)	27,116	(522)	(612)	2,235	5,895	1,781	993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,915)	331	(9,080)	4,333	(7,125)	4,038	1,863
Capital gain distributions	-	13,628	416	-	-	32,721	12,894

Net realized gain (loss) on investments	(1,915)	13,959	(8,664)	4,333	(7,125)	36,759	14,757

Change in net unrealized appreciation (depreciation) on investments	10,835	33,269	25,121	(13,113)	20,867	116,063	27,877

Net realized and unrealized gain (loss) on investments	8,920	47,228	16,457	(8,780)	13,742	152,822	42,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,036	$46,706	$15,845	$(6,545)	$19,637	$154,603	$43,627

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INVESTMENT INCOME:
Dividend income	$7,266	$5,869	$1,357

EXPENSES:
Mortality and expense risk	2,809	1,312	1,784
Investment advisory expenses	1,107	280	543
Total expenses	3,916	1,592	2,327

NET INVESTMENT INCOME (LOSS)	3,350	4,277	(970)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(126)	(962)	(2,068)
Capital gain distributions	9,118	11,073	-

Net realized gain (loss) on investments	8,992	10,111	(2,068)

Change in net unrealized appreciation (depreciation) on investments	60,349	12,759	60,961

Net realized and unrealized gain (loss) on investments	69,341	22,870	58,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,691	$27,147	$57,923

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(82)	$(10)	$(3,914)	$2,270	$(1,623)	$(2,059)	$(16,068)
Net realized gain (loss) on investments	3,302	19	35,315	19,579	(7,995)	(19,278)	(41,826)
Change in net unrealized appreciation (depreciation) on investments	12,531	6,051	127,107	7,375	31,954	110,244	568,441

Net increase (decrease) in net assets resulting from operations	15,751	6,060	158,508	29,224	22,336	88,907	510,547

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(59,038)	(1,230)
Net transfers (to) from the Company and/or Subaccounts	(56,296)	(77)	414	(13,425)	(47,819)	16,088	148,454
Adjustments to net assets allocated to contracts in payout period	(2,618)	-	-	-	-	-	(4,377)

Increase (decrease) in net assets resulting from Contract transactions	(58,914)	(77)	414	(13,425)	(47,819)	(42,950)	142,847

Total increase (decrease) in net assets	(43,163)	5,983	158,922	15,799	(25,483)	45,957	653,394

NET ASSETS:
Beginning of period	163,371	42,762	463,886	287,034	212,549	220,498	1,547,821

End of period	$120,208	$48,745	$622,808	$302,833	$187,066	$266,455	$2,201,215

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,165)	$(693)	$(892)	$(1,306)	$10,302	$7,886	$1,271
Net realized gain (loss) on investments	(70,134)	9,416	(56,369)	12,312	(52,677)	(21,800)	3,855
Change in net unrealized appreciation (depreciation) on investments	129,163	16,556	69,457	24,028	173,279	75,317	17,669

Net increase (decrease) in net assets resulting from operations	56,864	25,279	12,196	35,034	130,904	61,403	22,795

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	120	-	-
Contract owners' benefits	-	-	(27,893)	-	(174,558)	(126)	-
Net transfers (to) from the Company and/or Subaccounts	(98,884)	1	(7,063)	(12,235)	(61,550)	(31,098)	(29,440)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(3,879)	59,469	-	(735)

Increase (decrease) in net assets resulting from Contract transactions	(98,884)	1	(34,956)	(16,114)	(176,519)	(31,224)	(30,175)

Total increase (decrease) in net assets	(42,020)	25,280	(22,760)	18,920	(45,615)	30,179	(7,380)

NET ASSETS:
Beginning of period	315,832	78,621	82,354	148,290	949,605	828,982	204,663

End of period	$273,812	$103,901	$59,594	$167,210	$903,990	$859,161	$197,283

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Global Growth Fund, Class 1	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,896	$57,590	$1,306	$991	$17	$1,163	$1,606
Net realized gain (loss) on investments	35,757	327,196	13,141	9,057	(446)	527	(78)
Change in net unrealized appreciation (depreciation) on investments	(24,343)	(106,074)	21,669	26,961	936	22,840	584

Net increase (decrease) in net assets resulting from operations	16,310	278,712	36,116	37,009	507	24,530	2,112

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	60	-	-	-	-	-
Contract owners' benefits	(11)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(27,294)	(260,128)	23,907	(3,539)	(2,702)	(7,957)	18,404
Adjustments to net assets allocated to contracts in payout period	-	(13,516)	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(27,305)	(273,584)	23,907	(3,539)	(2,702)	(7,957)	18,404

Total increase (decrease) in net assets	(10,995)	5,128	60,023	33,470	(2,195)	16,573	20,516

NET ASSETS:
Beginning of period	350,991	3,573,435	160,798	148,132	4,474	166,544	39,093

End of period	$339,996	$3,578,563	$220,821	$181,602	$2,279	$183,117	$59,609

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,863	$1,179	$(438)	$(192)	$(1,564)	$(482)	$(550)
Net realized gain (loss) on investments	(7,801)	13,082	53,833	30,681	(3,487)	1,063	(899)
Change in net unrealized appreciation (depreciation) on investments	33,277	66,086	77,783	35,347	80,370	7,812	10,843

Net increase (decrease) in net assets resulting from operations	29,339	80,347	131,178	65,836	75,319	8,393	9,394

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(33,359)	(15,258)	(32,010)	-	(26,303)	(14,309)	(34,210)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(33,359)	(15,258)	(32,010)	-	(26,303)	(14,309)	(34,210)

Total increase (decrease) in net assets	(4,020)	65,089	99,168	65,836	49,016	(5,916)	(24,816)

NET ASSETS:
Beginning of period	263,529	463,837	672,968	255,514	192,162	80,609	96,493

End of period	$259,509	$528,926	$772,136	$321,350	$241,178	$74,693	$71,677

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(75)	$(7,867)	$(11,569)	$(378)	$1,076	$2,322	$575
Net realized gain (loss) on investments	(737)	21,980	82,262	197	(32)	(5,261)	(240)
Change in net unrealized appreciation (depreciation) on investments	1,759	440,446	459,660	19,596	13,979	32,896	9,403

Net increase (decrease) in net assets resulting from operations	947	454,559	530,353	19,415	15,023	29,957	9,738

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(19)	-
Net transfers (to) from the Company and/or Subaccounts	210	159,980	(27,360)	(12,662)	1	(51,603)	(966)
Adjustments to net assets allocated to contracts in payout period	-	(3,108)	(2,240)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	210	156,872	(29,600)	(12,662)	1	(51,622)	(966)

Total increase (decrease) in net assets	1,157	611,431	500,753	6,753	15,024	(21,665)	8,772

NET ASSETS:
Beginning of period	10,578	1,017,553	1,228,943	99,933	100,563	256,498	76,296

End of period	$11,735	$1,628,984	$1,729,696	$106,686	$115,587	$234,833	$85,068

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$715	$1,479	$(8,140)	$1,072	$375	$161	$3,754
Net realized gain (loss) on investments	15,875	13,804	95,339	21,581	23	366	(16,566)
Change in net unrealized appreciation (depreciation) on investments	16,556	17,007	289,803	63,990	7,592	14,754	167,307

Net increase (decrease) in net assets resulting from operations	33,146	32,290	377,002	86,643	7,990	15,281	154,495

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	60	-	-	-	4,960
Contract owners' benefits	(2)	-	(447)	(127)	-	-	(14,036)
Net transfers (to) from the Company and/or Subaccounts	(17,671)	(3,397)	(352,031)	15,160	(3,483)	-	(138,370)
Adjustments to net assets allocated to contracts in payout period	(2,572)	-	-	-	(2,142)	-	(2,960)

Increase (decrease) in net assets resulting from Contract transactions	(20,245)	(3,397)	(352,418)	15,033	(5,625)	-	(150,406)

Total increase (decrease) in net assets	12,901	28,893	24,584	101,676	2,365	15,281	4,089

NET ASSETS:
Beginning of period	408,091	168,654	1,173,131	337,445	45,045	64,322	1,109,690

End of period	$420,992	$197,547	$1,197,715	$439,121	$47,410	$79,603	$1,113,779

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12)	$343	$9,377	$34,168	$1,227	$1,144	$1,349
Net realized gain (loss) on investments	66	4,238	(8,646)	9,352	1,601	696	1,229
Change in net unrealized appreciation (depreciation) on investments	294	10,406	26,769	59,393	9,917	2,710	3,737

Net increase (decrease) in net assets resulting from operations	348	14,987	27,500	102,913	12,745	4,550	6,315

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	(802)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(580)	(34,398)	(47,313)	(3,109)	1	(1)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1)	(1,382)	(34,398)	(47,313)	(3,109)	1	(1)

Total increase (decrease) in net assets	347	13,605	(6,898)	55,600	9,636	4,551	6,314

NET ASSETS:
Beginning of period	1,919	107,741	651,746	1,393,046	79,364	47,303	61,594

End of period	$2,266	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$835	$445	$(34)	$85,306	$1,620	$24,241	$32,060
Net realized gain (loss) on investments	1,014	642	75	28,614	2,792	18,686	(3,090)
Change in net unrealized appreciation (depreciation) on investments	3,229	1,573	5,507	200,250	7,713	55,939	56,418

Net increase (decrease) in net assets resulting from operations	5,078	2,660	5,548	314,170	12,125	98,866	85,388

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(9)	-
Net transfers (to) from the Company and/or Subaccounts	-	-	(1,353)	(33,184)	(3,051)	(452,144)	(34,165)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	-	(1,353)	(33,184)	(3,051)	(452,153)	(34,165)

Total increase (decrease) in net assets	5,078	2,660	4,195	280,986	9,074	(353,287)	51,223

NET ASSETS:
Beginning of period	45,393	21,564	38,171	2,755,193	96,425	1,385,008	1,197,369

End of period	$50,471	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,497	$234,121	$(394)	$34,628	$857	$(1,414)	$(28)
Net realized gain (loss) on investments	(1,107)	198,770	2,324	(8,964)	(1,884)	27,118	(6,222)
Change in net unrealized appreciation (depreciation) on investments	15,805	1,409,062	8,976	42,340	7,093	41,859	29,657

Net increase (decrease) in net assets resulting from operations	16,195	1,841,953	10,906	68,004	6,066	67,563	23,407

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,300	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(86)	-	(1)	-
Net transfers (to) from the Company and/or Subaccounts	8,711	(1,225,109)	19,545	(2,936)	(8,021)	(3,910)	(23,922)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(7,818)	274	-	-

Increase (decrease) in net assets resulting from Contract transactions	10,011	(1,225,109)	19,545	(10,840)	(7,747)	(3,911)	(23,922)

Total increase (decrease) in net assets	26,206	616,844	30,451	57,164	(1,681)	63,652	(515)

NET ASSETS:
Beginning of period	116,902	15,492,222	52,965	2,010,626	86,951	553,401	129,302

End of period	$143,108	$16,109,066	$83,416	$2,067,790	$85,270	$617,053	$128,787

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,951	$(144)	$(3,320)	$(4,548)	$3,358	$3,540	$(425)
Net realized gain (loss) on investments	34,907	2,052	(7,911)	72,505	42,675	(315)	(8,610)
Change in net unrealized appreciation (depreciation) on investments	(6,742)	22,670	87,780	149,704	(2,939)	3,653	21,513

Net increase (decrease) in net assets resulting from operations	31,116	24,578	76,549	217,661	43,094	6,878	12,478

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	3,360	-	-
Contract owners' benefits	(1,084)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(30,799)	(10,392)	(50,078)	(86,633)	(121,801)	(1,243)	(23,870)
Adjustments to net assets allocated to contracts in payout period	-	(4,202)	-	(10,160)	-	-	(2,032)

Increase (decrease) in net assets resulting from Contract transactions	(31,883)	(14,594)	(50,078)	(96,793)	(118,441)	(1,243)	(25,902)

Total increase (decrease) in net assets	(767)	9,984	26,471	120,868	(75,347)	5,635	(13,424)

NET ASSETS:
Beginning of period	288,122	120,990	461,800	699,785	469,165	72,901	118,690

End of period	$287,355	$130,974	$488,271	$820,653	$393,818	$78,536	$105,266

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,297	$(881)	$(1,400)	$67,412	$36,644	$259	$(3,008)
Net realized gain (loss) on investments	(6)	716	(1,997)	(8,871)	(14,326)	785	17,501
Change in net unrealized appreciation (depreciation) on investments	35,532	17,529	64,625	28,742	34,819	2,946	132,913

Net increase (decrease) in net assets resulting from operations	36,823	17,364	61,228	87,283	57,137	3,990	147,406

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	60	-	-
Contract owners' benefits	-	-	-	-	(6,565)	-	-
Net transfers (to) from the Company and/or Subaccounts	(177)	(5,528)	(5,849)	(40,405)	(7,790)	(3,846)	(50,093)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(1,327)	-	-	(3,174)

Increase (decrease) in net assets resulting from Contract transactions	(177)	(5,528)	(5,849)	(41,732)	(14,295)	(3,846)	(53,267)

Total increase (decrease) in net assets	36,646	11,836	55,379	45,551	42,842	144	94,139

NET ASSETS:
Beginning of period	211,275	115,166	137,826	1,789,815	1,308,035	40,959	360,734

End of period	$247,921	$127,002	$193,205	$1,835,366	$1,350,877	$41,103	$454,873

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,175	$1,189	$1,267	$39,731	$(2,319)	$(3,985)	$29,823
Net realized gain (loss) on investments	2,953	25,149	11,949	22,399	11,224	358	(3,750)
Change in net unrealized appreciation (depreciation) on investments	35,757	141,513	7,617	427,436	88,985	249,787	118,916

Net increase (decrease) in net assets resulting from operations	42,885	167,851	20,833	489,566	97,890	246,160	144,989

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	420	-	-	-
Contract owners' benefits	-	-	(8,509)	(2,243)	(44,350)	-	(4,823)
Net transfers (to) from the Company and/or Subaccounts	(13,526)	17,766	(32,575)	(145,145)	8,021	(63,602)	(57,376)
Adjustments to net assets allocated to contracts in payout period	(2,504)	445	(2,095)	(276)	-	-	(1,535)

Increase (decrease) in net assets resulting from Contract transactions	(16,030)	18,211	(43,179)	(147,244)	(36,329)	(63,602)	(63,734)

Total increase (decrease) in net assets	26,855	186,062	(22,346)	342,322	61,561	182,558	81,255

NET ASSETS:
Beginning of period	300,338	651,341	242,309	3,483,002	188,864	475,045	716,500

End of period	$327,193	$837,403	$219,963	$3,825,324	$250,425	$657,603	$797,755

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,608	$(8,669)	$1,020	$2,333	$278	$(3,433)	$3,505
Net realized gain (loss) on investments	(976)	139,163	12,488	7,661	(51)	92,034	9,897
Change in net unrealized appreciation (depreciation) on investments	1,157	36,153	21,905	(4,303)	5,017	79,777	17,412

Net increase (decrease) in net assets resulting from operations	1,789	166,647	35,413	5,691	5,244	168,378	30,814

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,056)	-	-	(2,255)	-
Net transfers (to) from the Company and/or Subaccounts	(5,865)	(360,339)	(1,675)	(2,729)	(414)	(115,877)	10,608
Adjustments to net assets allocated to contracts in payout period	-	(13,079)	-	-	-	(256)	-

Increase (decrease) in net assets resulting from Contract transactions	(5,865)	(373,418)	(2,731)	(2,729)	(414)	(118,388)	10,608

Total increase (decrease) in net assets	(4,076)	(206,771)	32,682	2,962	4,830	49,990	41,422

NET ASSETS:
Beginning of period	48,388	1,156,226	227,730	205,181	43,118	1,071,870	254,827

End of period	$44,312	$949,455	$260,412	$208,143	$47,948	$1,121,860	$296,249

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,599	$4,856	$(2)	$1,692	$23,862	$3,592	$81,544
Net realized gain (loss) on investments	29,095	(5,701)	39	(6,427)	(2,951)	(24,119)	(13,825)
Change in net unrealized appreciation (depreciation) on investments	(55,686)	47,097	48	131,022	(34,303)	21,511	111,149

Net increase (decrease) in net assets resulting from operations	(14,992)	46,252	85	126,287	(13,392)	984	178,868

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	7,155	-	-	120
Contract owners' benefits	-	(1,340)	-	-	(30)	-	(2,882)
Net transfers (to) from the Company and/or Subaccounts	(40,001)	(7,542)	-	(177,398)	(8,040)	(63,194)	(83,898)
Adjustments to net assets allocated to contracts in payout period	-	(1,280)	-	(2,146)	-	-	(387)

Increase (decrease) in net assets resulting from Contract transactions	(40,001)	(10,162)	-	(172,389)	(8,070)	(63,194)	(87,047)

Total increase (decrease) in net assets	(54,993)	36,090	85	(46,102)	(21,462)	(62,210)	91,821

NET ASSETS:
Beginning of period	488,342	344,653	862	955,733	173,744	83,337	1,610,782

End of period	$433,349	$380,743	$947	$909,631	$152,282	$21,127	$1,702,603

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,779	$8,938	$98,887	$1,344	$1,168	$(1,239)	$(735)
Net realized gain (loss) on investments	(37,849)	(353)	(46,861)	31,525	9,721	(3,689)	1,281
Change in net unrealized appreciation (depreciation) on investments	70,025	2,742	128,588	157,277	5,161	31,070	22,495

Net increase (decrease) in net assets resulting from operations	98,955	11,327	180,614	190,146	16,050	26,142	23,041

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	60	-	-	-
Contract owners' benefits	(1,918)	-	(37,678)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(221,172)	1,284	84,968	(20,127)	3,295	(3,831)	(1,593)
Adjustments to net assets allocated to contracts in payout period	-	-	(7,812)	(2,383)	-	(1,798)	(572)

Increase (decrease) in net assets resulting from Contract transactions	(223,090)	1,284	39,478	(22,450)	3,295	(5,629)	(2,165)

Total increase (decrease) in net assets	(124,135)	12,611	220,092	167,696	19,345	20,513	20,876

NET ASSETS:
Beginning of period	2,486,942	374,207	3,475,232	695,271	130,847	151,273	75,880

End of period	$2,362,807	$386,818	$3,695,324	$862,967	$150,192	$171,786	$96,756

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(234)	$57	$1,881	$(2,507)	$19,189	$(120)	$576
Net realized gain (loss) on investments	39	12,850	(19)	45,548	(2,342)	(3)	376
Change in net unrealized appreciation (depreciation) on investments	395	24,251	26,024	4,920	(959)	1,701	7,366

Net increase (decrease) in net assets resulting from operations	200	37,158	27,886	47,961	15,888	1,578	8,318

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	36,808	-	(6,363)	2,556	50,082	(2,329)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(6,488)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	36,808	-	(12,851)	2,556	50,082	(2,329)

Total increase (decrease) in net assets	201	73,966	27,886	35,110	18,444	51,660	5,989

NET ASSETS:
Beginning of period	27,682	127,574	164,775	588,892	360,921	-	46,525

End of period	$27,883	$201,540	$192,661	$624,002	$379,365	$51,660	$52,514

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,506	$51,652	$(84)	$285,518	$152,365	$702	$1,338
Net realized gain (loss) on investments	59,268	(11,885)	4,220	(10)	490,462	(137)	4,247
Change in net unrealized appreciation (depreciation) on investments	57,906	(23,637)	14,054	23	4,302,934	4,978	59,309

Net increase (decrease) in net assets resulting from operations	129,680	16,130	18,190	285,531	4,945,761	5,543	64,894

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	2,700	13,725	-	-
Contract owners' benefits	(16,587)	-	-	(204,575)	(35,619)	-	-
Net transfers (to) from the Company and/or Subaccounts	(22,169)	(11,224)	(24,751)	(474,876)	(312,700)	(3,769)	(82,905)
Adjustments to net assets allocated to contracts in payout period	(2,330)	-	(2,936)	(2,521)	(49,129)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(41,086)	(11,224)	(27,687)	(679,272)	(383,723)	(3,769)	(82,905)

Total increase (decrease) in net assets	88,594	4,906	(9,497)	(393,741)	4,562,038	1,774	(18,011)

NET ASSETS:
Beginning of period	896,646	355,308	101,902	7,266,423	19,734,075	49,900	556,417

End of period	$985,240	$360,214	$92,405	$6,872,682	$24,296,113	$51,674	$538,406

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$80	$(1,983)	$(1,990)	$2,363	$(1,206)	$882	$(273)
Net realized gain (loss) on investments	80	12,570	12,020	(367)	(1,967)	3,750	24,591
Change in net unrealized appreciation (depreciation) on investments	5,838	(4,889)	(3,703)	17,955	8,116	5,223	49,133

Net increase (decrease) in net assets resulting from operations	5,998	5,698	6,327	19,951	4,943	9,855	73,451

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(8)	-	-
Net transfers (to) from the Company and/or Subaccounts	(135)	(19,843)	(1)	(30,671)	(3,387)	1	(10,236)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	(2,563)

Increase (decrease) in net assets resulting from Contract transactions	(135)	(19,843)	(1)	(30,671)	(3,395)	1	(12,799)

Total increase (decrease) in net assets	5,863	(14,145)	6,326	(10,720)	1,548	9,856	60,652

NET ASSETS:
Beginning of period	37,650	277,331	312,965	114,028	216,799	49,466	296,498

End of period	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$357,150

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,116	$(522)	$(612)	$2,235	$5,895	$1,781	$993
Net realized gain (loss) on investments	(1,915)	13,959	(8,664)	4,333	(7,125)	36,759	14,757
Change in net unrealized appreciation (depreciation) on investments	10,835	33,269	25,121	(13,113)	20,867	116,063	27,877

Net increase (decrease) in net assets resulting from operations	36,036	46,706	15,845	(6,545)	19,637	154,603	43,627

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	10,475	(4,054)	(46,981)	(13,926)	(58,464)	(19,940)	(16,123)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	7,675	-	-

Increase (decrease) in net assets resulting from Contract transactions	10,475	(4,054)	(46,981)	(13,926)	(50,789)	(19,940)	(16,123)

Total increase (decrease) in net assets	46,511	42,652	(31,136)	(20,471)	(31,152)	134,663	27,504

NET ASSETS:
Beginning of period	668,460	182,793	129,050	139,082	269,172	583,033	241,757

End of period	$714,971	$225,445	$97,914	$118,611	$238,020	$717,696	$269,261

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,350	$4,277	$(970)
Net realized gain (loss) on investments	8,992	10,111	(2,068)
Change in net unrealized appreciation (depreciation) on investments	60,349	12,759	60,961

Net increase (decrease) in net assets resulting from operations	72,691	27,147	57,923

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-
Contract owners' benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,612)	536	(4,510)
Adjustments to net assets allocated to contracts in payout period	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,612)	536	(4,510)

Total increase (decrease) in net assets	71,079	27,683	53,413

NET ASSETS:
Beginning of period	487,161	240,776	309,852

End of period	$558,240	$268,459	$363,265

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$102	$1,620	$(4,226)	$2,014	$(1,938)	$(2,330)	$(15,815)
Net realized gain (loss) on investments	33,443	59	72,873	49,021	36,007	(9,788)	76,383
Change in net unrealized appreciation (depreciation) on investments	(70,610)	(10,008)	(283,084)	(66,070)	(118,580)	(132,539)	(1,054,052)

Net increase (decrease) in net assets resulting from operations	(37,066)	(8,329)	(214,436)	(15,034)	(84,511)	(144,657)	(993,484)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(59,232)	(8,580)	(74,331)	(21,545)	(2,163)	(125,880)	49,072
Adjustments to net assets allocated to contracts in payout period	866	-	-	-	-	-	(52,800)

Increase (decrease) in net assets resulting from Contract transactions	(58,366)	(8,580)	(74,331)	(21,545)	(2,163)	(125,880)	(3,728)

Total increase (decrease) in net assets	(95,431)	(16,909)	(288,768)	(36,579)	(86,674)	(270,537)	(997,211)

NET ASSETS:
Beginning of period	258,802	59,671	752,654	323,613	299,222	491,034	2,545,033

End of period	$163,371	$42,762	$463,886	$287,034	$212,549	$220,498	$1,547,821

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,681)	$(741)	$(1,102)	$(1,355)	$(33)	$5,489	$10,307
Net realized gain (loss) on investments	9,213	24,923	30,898	30,944	2,191	177,061	197,763
Change in net unrealized appreciation (depreciation) on investments	(185,249)	(76,121)	(82,043)	(71,270)	(4,555)	(378,349)	(335,150)

Net increase (decrease) in net assets resulting from operations	(179,718)	(51,938)	(52,247)	(41,681)	(2,397)	(195,799)	(127,080)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	120	-
Contract owners' benefits	-	-	-	-	-	(1,162)	-
Net transfers (to) from the Company and/or Subaccounts	12,367	(26,974)	(1,744)	(11,332)	(19,065)	178,793	(1,522)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,404	-	18,910	-

Increase (decrease) in net assets resulting from Contract transactions	12,367	(26,974)	(1,744)	(9,929)	(19,065)	196,661	(1,522)

Total increase (decrease) in net assets	(167,351)	(78,912)	(53,991)	(51,609)	(21,461)	862	(128,602)

NET ASSETS:
Beginning of period	483,183	157,533	136,345	199,899	21,461	948,743	957,584

End of period	$315,832	$78,621	$82,354	$148,290	$0	$949,605	$828,982

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Global Growth Fund, Class 1	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,791	$4,760	$49,136	$745	$748	$60	$948
Net realized gain (loss) on investments	39,625	49,484	392,180	18,874	16,518	649	16,126
Change in net unrealized appreciation (depreciation) on investments	(124,898)	(61,615)	(459,516)	(72,243)	(50,347)	(1,908)	(64,034)

Net increase (decrease) in net assets resulting from operations	(83,483)	(7,371)	(18,201)	(52,624)	(33,081)	(1,200)	(46,959)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	60	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(49,575)	(20,126)	(81,707)	5,268	(11,449)	-	13,875
Adjustments to net assets allocated to contracts in payout period	(12,107)	-	(118,067)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(61,681)	(20,126)	(199,714)	5,268	(11,449)	-	13,875

Total increase (decrease) in net assets	(145,164)	(27,497)	(217,914)	(47,356)	(44,530)	(1,200)	(33,084)

NET ASSETS:
Beginning of period	349,827	378,488	3,791,350	208,154	192,662	5,674	199,628

End of period	$204,663	$350,991	$3,573,435	$160,798	$148,132	$4,474	$166,544

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$943	$(1,902)	$1,022	$(744)	$191	$(1,650)	$(294)
Net realized gain (loss) on investments	427	954	118,345	205,787	52,690	14,437	5,267
Change in net unrealized appreciation (depreciation) on investments	(7,287)	(52,666)	(205,963)	(362,453)	(99,521)	(97,841)	(31,567)

Net increase (decrease) in net assets resulting from operations	(5,916)	(53,614)	(86,596)	(157,410)	(46,640)	(85,055)	(26,594)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	2	(12,331)	(39,680)	(10,649)	8	30,533	5,018
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	2	(12,331)	(39,680)	(10,649)	8	30,533	5,018

Total increase (decrease) in net assets	(5,915)	(65,945)	(126,276)	(168,059)	(46,631)	(54,521)	(21,576)

NET ASSETS:
Beginning of period	45,008	329,475	590,113	841,027	302,145	246,683	102,185

End of period	$39,093	$263,529	$463,837	$672,968	$255,514	$192,162	$80,609

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(690)	$(75)	$(6,843)	$(11,216)	$(476)	$1,637	$10,367
Net realized gain (loss) on investments	(1,077)	2,874	39,704	409,470	41,089	19,457	(769)
Change in net unrealized appreciation (depreciation) on investments	(40,549)	(7,216)	(518,604)	(997,556)	(52,780)	(38,284)	(112,832)

Net increase (decrease) in net assets resulting from operations	(42,317)	(4,416)	(485,743)	(599,302)	(12,167)	(17,190)	(103,234)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(292)	2,344	(27,778)	6,108	(17,511)	(51,204)	(8,582)
Adjustments to net assets allocated to contracts in payout period	-	-	432	301	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(292)	2,344	(27,346)	6,409	(17,511)	(51,204)	(8,582)

Total increase (decrease) in net assets	(42,609)	(2,072)	(513,089)	(592,893)	(29,678)	(68,394)	(111,816)

NET ASSETS:
Beginning of period	139,102	12,650	1,530,642	1,821,836	129,611	168,957	368,314

End of period	$96,493	$10,578	$1,017,553	$1,228,943	$99,933	$100,563	$256,498

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$731	$378	$997	$(9,303)	$695	$333	$(67)
Net realized gain (loss) on investments	4,057	39,871	22,062	313,357	53,267	4,810	12,305
Change in net unrealized appreciation (depreciation) on investments	(23,669)	(111,258)	(31,040)	(850,907)	(122,025)	(17,261)	(33,161)

Net increase (decrease) in net assets resulting from operations	(18,881)	(71,009)	(7,982)	(546,853)	(68,063)	(12,118)	(20,924)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	60	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,871)	(99,008)	(11,787)	(123,573)	(22,041)	(53,387)	2
Adjustments to net assets allocated to contracts in payout period	-	1,166	-	-	-	718	-

Increase (decrease) in net assets resulting from Contract transactions	(2,871)	(97,842)	(11,787)	(123,513)	(22,041)	(52,669)	2

Total increase (decrease) in net assets	(21,752)	(168,851)	(19,769)	(670,367)	(90,105)	(64,787)	(20,922)

NET ASSETS:
Beginning of period	98,048	576,942	188,423	1,843,497	427,549	109,831	85,244

End of period	$76,296	$408,091	$168,654	$1,173,131	$337,445	$45,045	$64,322

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,459	$(46)	$5	$4,213	$16,814	$747	$659
Net realized gain (loss) on investments	187,348	(875)	1,735	(22,682)	55,034	(1,273)	2,590
Change in net unrealized appreciation (depreciation) on investments	(489,020)	(2,534)	(23,165)	(101,516)	(239,604)	(14,819)	(10,213)

Net increase (decrease) in net assets resulting from operations	(300,213)	(3,455)	(21,424)	(119,985)	(167,756)	(15,345)	(6,964)

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,200	-	-	-	-	-	-
Contract owners' benefits	(15,730)	-	-	(68,031)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(11,042)	(18,651)	(1,480)	(106,979)	(47,286)	46,934	2
Adjustments to net assets allocated to contracts in payout period	820	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(16,751)	(18,651)	(1,480)	(175,010)	(47,286)	46,934	2

Total increase (decrease) in net assets	(316,964)	(22,105)	(22,905)	(294,996)	(215,043)	31,589	(6,962)

NET ASSETS:
Beginning of period	1,426,654	24,025	130,646	946,742	1,608,089	47,774	54,265

End of period	$1,109,690	$1,919	$107,741	$651,746	$1,393,046	$79,364	$47,303

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$892	$486	$269	$16	$48,629	$(2,137)	$15,636
Net realized gain (loss) on investments	3,651	2,552	1,449	786	185,894	6,911	77,391
Change in net unrealized appreciation (depreciation) on investments	(14,169)	(10,666)	(5,576)	(6,146)	(646,011)	(23,802)	(275,902)

Net increase (decrease) in net assets resulting from operations	(9,626)	(7,629)	(3,857)	(5,344)	(411,488)	(19,028)	(182,875)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(38,674)
Net transfers (to) from the Company and/or Subaccounts	2	2	1	(1,421)	(150,452)	(2,893)	(47,109)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	2	2	1	(1,421)	(150,452)	(2,893)	(85,783)

Total increase (decrease) in net assets	(9,624)	(7,628)	(3,856)	(6,765)	(561,941)	(21,921)	(268,657)

NET ASSETS:
Beginning of period	71,218	53,020	25,420	44,936	3,317,133	118,346	1,653,665

End of period	$61,594	$45,393	$21,564	$38,171	$2,755,193	$96,425	$1,385,008

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,720	$1,371	$155,875	$(356)	$25,644	$924	$1,238
Net realized gain (loss) on investments	224	3,160	714,462	(387)	(47,750)	20,749	104,272
Change in net unrealized appreciation (depreciation) on investments	(176,333)	(42,784)	(3,761,270)	(19,245)	(305,693)	(36,483)	(176,517)

Net increase (decrease) in net assets resulting from operations	(154,388)	(38,253)	(2,890,934)	(19,988)	(327,799)	(14,811)	(71,007)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,600	-	-	6,000	-	-
Contract owners' benefits	-	-	(56,541)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	65,180	7,173	(978,896)	(10,324)	(200,302)	(5,603)	(53,036)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(1,064)	(6,611)	-

Increase (decrease) in net assets resulting from Contract transactions	65,180	9,773	(1,035,437)	(10,324)	(195,367)	(12,213)	(53,036)

Total increase (decrease) in net assets	(89,208)	(28,480)	(3,926,371)	(30,312)	(523,166)	(27,024)	(124,043)

NET ASSETS:
Beginning of period	1,286,577	145,382	19,418,592	83,277	2,533,791	113,975	677,443

End of period	$1,197,369	$116,902	$15,492,222	$52,965	$2,010,626	$86,951	$553,401

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(832)	$2,360	$75	$4,263	$(7,413)	$4,383	$1,621
Net realized gain (loss) on investments	25,141	10,863	20,426	50,172	115,365	49,398	(13,141)
Change in net unrealized appreciation (depreciation) on investments	(74,276)	(12,143)	(53,259)	(163,565)	(520,257)	(88,859)	(4,926)

Net increase (decrease) in net assets resulting from operations	(49,967)	1,081	(32,759)	(109,129)	(412,305)	(35,078)	(16,446)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	600	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,327)	(9,602)	(10,658)	440	(87,888)	(51,083)	(49,869)
Adjustments to net assets allocated to contracts in payout period	-	-	(83,276)	-	(68,893)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,327)	(9,602)	(93,934)	440	(156,181)	(51,083)	(49,869)

Total increase (decrease) in net assets	(52,294)	(8,522)	(126,693)	(108,689)	(568,486)	(86,160)	(66,315)

NET ASSETS:
Beginning of period	181,596	296,643	247,683	570,489	1,268,271	555,326	139,216

End of period	$129,302	$288,122	$120,990	$461,800	$699,785	$469,165	$72,901

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(440)	$(131)	$(902)	$(1,569)	$37,717	$16,533	$377
Net realized gain (loss) on investments	25,165	26,193	22,281	81,680	25,870	13,094	41
Change in net unrealized appreciation (depreciation) on investments	(45,253)	(67,585)	(52,177)	(186,613)	(366,492)	(258,485)	(4,656)

Net increase (decrease) in net assets resulting from operations	(20,528)	(41,523)	(30,798)	(106,502)	(302,905)	(228,858)	(4,238)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	60	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,597)	(1,615)	4	(45,688)	(84,511)	(37,505)	2
Adjustments to net assets allocated to contracts in payout period	697	-	-	-	(19,382)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(900)	(1,615)	4	(45,688)	(103,892)	(37,445)	2

Total increase (decrease) in net assets	(21,427)	(43,139)	(30,794)	(152,190)	(406,797)	(266,302)	(4,236)

NET ASSETS:
Beginning of period	140,117	254,414	145,960	290,015	2,196,612	1,574,337	45,194

End of period	$118,690	$211,275	$115,166	$137,826	$1,789,815	$1,308,035	$40,959

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,769)	$1,483	$1,858	$2,176	$9,754	$(2,301)	$(3,741)
Net realized gain (loss) on investments	75,346	10,527	78,431	11,883	200,283	34,569	105,508
Change in net unrealized appreciation (depreciation) on investments	(231,227)	(73,739)	(243,386)	(44,491)	(995,833)	(153,824)	(373,095)

Net increase (decrease) in net assets resulting from operations	(158,651)	(61,728)	(163,097)	(30,432)	(785,796)	(121,556)	(271,328)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	420	-	600
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(6,667)	11	(1,712)	10,318	(419,513)	(13,369)	109,529
Adjustments to net assets allocated to contracts in payout period	(38,866)	-	301	817	258	-	-

Increase (decrease) in net assets resulting from Contract transactions	(45,533)	11	(1,411)	11,136	(418,835)	(13,369)	110,129

Total increase (decrease) in net assets	(204,184)	(61,718)	(164,508)	(19,296)	(1,204,631)	(134,925)	(161,199)

NET ASSETS:
Beginning of period	564,918	362,055	815,849	261,605	4,687,632	323,789	636,244

End of period	$360,734	$300,338	$651,341	$242,309	$3,483,002	$188,864	$475,045

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS International Intrinsic Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,664	$998	$(11,335)	$(649)	$2,513	$(137)	$(2,933)
Net realized gain (loss) on investments	1,612	(197)	215,194	6,813	13,732	9,584	56,451
Change in net unrealized appreciation (depreciation) on investments	(160,620)	(2,516)	(648,842)	(47,274)	(26,559)	(20,281)	(390,883)

Net increase (decrease) in net assets resulting from operations	(140,344)	(1,716)	(444,984)	(41,110)	(10,314)	(10,834)	(337,365)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(110,836)	34,914	(217,775)	(16,634)	(33,765)	(444)	16,305
Adjustments to net assets allocated to contracts in payout period	520	-	(23,149)	-	-	-	239

Increase (decrease) in net assets resulting from Contract transactions	(110,316)	34,914	(240,923)	(16,634)	(33,765)	(444)	16,543

Total increase (decrease) in net assets	(250,660)	33,198	(685,907)	(57,744)	(44,079)	(11,278)	(320,822)

NET ASSETS:
Beginning of period	967,160	15,190	1,842,133	285,474	249,260	54,396	1,392,692

End of period	$716,500	$48,388	$1,156,226	$227,730	$205,181	$43,118	$1,071,870

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,228	$7,490	$1,857	$(6)	$1,857	$37,532	$3,694
Net realized gain (loss) on investments	23,691	21,347	80,305	113	266,954	8,511	(102)
Change in net unrealized appreciation (depreciation) on investments	(53,087)	(30,020)	(228,370)	(211)	(431,533)	(32,363)	(19,573)

Net increase (decrease) in net assets resulting from operations	(28,168)	(1,183)	(146,207)	(104)	(162,723)	13,680	(15,981)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	8,550	-	-
Contract owners' benefits	-	-	-	-	(13,478)	-	-
Net transfers (to) from the Company and/or Subaccounts	(17,665)	(10,918)	(72,282)	1	(55,659)	(2,899)	309
Adjustments to net assets allocated to contracts in payout period	-	-	(21,616)	-	752	-	-

Increase (decrease) in net assets resulting from Contract transactions	(17,665)	(10,918)	(93,898)	1	(59,835)	(2,899)	309

Total increase (decrease) in net assets	(45,832)	(12,101)	(240,106)	(104)	(222,558)	10,780	(15,672)

NET ASSETS:
Beginning of period	300,659	500,443	584,759	966	1,178,291	162,963	99,009

End of period	$254,827	$488,342	$344,653	$862	$955,733	$173,744	$83,337

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$74,771	$23,128	$26,288	$70,459	$(324)	$(117)	$(1,288)
Net realized gain (loss) on investments	(13,825)	(37,046)	(107)	(48,154)	121,858	42,985	30,665
Change in net unrealized appreciation (depreciation) on investments	(269,869)	(186,618)	(81,320)	(665,850)	(297,497)	(46,730)	(98,364)

Net increase (decrease) in net assets resulting from operations	(208,922)	(200,536)	(55,138)	(643,545)	(175,962)	(3,861)	(68,987)

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	-	-	-	60	-	-
Contract owners' benefits	-	(36,255)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(141,947)	(486,692)	(25,555)	(406,170)	(13,764)	(18,914)	(2,842)
Adjustments to net assets allocated to contracts in payout period	362	-	-	(357)	704	-	254

Increase (decrease) in net assets resulting from Contract transactions	(141,465)	(522,947)	(25,555)	(406,526)	(13,000)	(18,914)	(2,588)

Total increase (decrease) in net assets	(350,387)	(723,483)	(80,694)	(1,050,072)	(188,962)	(22,775)	(71,574)

NET ASSETS:
Beginning of period	1,961,169	3,210,425	454,901	4,525,304	884,233	153,623	222,848

End of period	$1,610,782	$2,486,942	$374,207	$3,475,232	$695,271	$130,847	$151,273

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(903)	$(221)	$1,580	$1,539	$(1,839)	$21,046	$1,162
Net realized gain (loss) on investments	45,335	25	43,050	15,978	51,656	(7,259)	3,232
Change in net unrealized appreciation (depreciation) on investments	(81,128)	4,909	(70,102)	(49,882)	(82,263)	(74,275)	(9,176)

Net increase (decrease) in net assets resulting from operations	(36,696)	4,713	(25,473)	(32,365)	(32,446)	(60,488)	(4,781)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	600	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(85,233)	1	(25,016)	6	5,827	(19,011)	(22,699)
Adjustments to net assets allocated to contracts in payout period	456	-	-	-	3,005	-	-

Increase (decrease) in net assets resulting from Contract transactions	(84,777)	1	(25,016)	606	8,832	(19,011)	(22,699)

Total increase (decrease) in net assets	(121,473)	4,714	(50,489)	(31,759)	(23,614)	(79,499)	(27,480)

NET ASSETS:
Beginning of period	197,353	22,968	178,063	196,533	612,506	440,419	74,005

End of period	$75,880	$27,682	$127,574	$164,775	$588,892	$360,921	$46,525

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,406	$45,891	$(652)	$51,019	$112,638	$521	$850
Net realized gain (loss) on investments	96,176	(54,804)	2,833	1	1,106,212	1,025	12,594
Change in net unrealized appreciation (depreciation) on investments	(142,639)	(52,303)	(13,504)	-	(6,177,875)	(10,685)	(129,222)

Net increase (decrease) in net assets resulting from operations	(39,058)	(61,216)	(11,322)	51,020	(4,959,025)	(9,139)	(115,778)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	600	20,950	-	-
Contract owners' benefits	-	-	-	(900,814)	(62,461)	-	-
Net transfers (to) from the Company and/or Subaccounts	98,504	(172,353)	(2,584)	(28,395)	(3,001,192)	(3,181)	19
Adjustments to net assets allocated to contracts in payout period	1,024	-	1,157	1,242	(115,142)	-	-

Increase (decrease) in net assets resulting from Contract transactions	99,528	(172,353)	(1,427)	(927,366)	(3,157,845)	(3,181)	19

Total increase (decrease) in net assets	60,470	(233,569)	(12,750)	(876,347)	(8,116,870)	(12,320)	(115,760)

NET ASSETS:
Beginning of period	836,176	588,878	114,651	8,142,769	27,850,944	62,220	672,177

End of period	$896,646	$355,308	$101,902	$7,266,423	$19,734,075	$49,900	$556,417

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$122	$(2,142)	$(2,001)	$2,689	$(1,610)	$337	$(1,548)
Net realized gain (loss) on investments	2,070	6,870	9,695	(64)	(23,032)	101	48,688
Change in net unrealized appreciation (depreciation) on investments	(10,700)	(53,104)	(41,683)	(12,878)	4,962	6,083	(114,255)

Net increase (decrease) in net assets resulting from operations	(8,508)	(48,376)	(33,989)	(10,254)	(19,680)	6,521	(67,115)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,476)	(24,395)	92,357	5	(72,198)	-	(18,021)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	802

Increase (decrease) in net assets resulting from Contract transactions	(4,476)	(24,395)	92,357	5	(72,198)	-	(17,218)

Total increase (decrease) in net assets	(12,985)	(72,771)	58,368	(10,248)	(91,878)	6,521	(84,333)

NET ASSETS:
Beginning of period	50,635	350,102	254,596	124,276	308,677	42,946	380,831

End of period	$37,650	$277,331	$312,965	$114,028	$216,799	$49,466	$296,498

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,188	$(843)	$(782)	$1,193	$8,121	$600	$284
Net realized gain (loss) on investments	(15,225)	36,803	37,148	1,651	(6,643)	59,197	27,201
Change in net unrealized appreciation (depreciation) on investments	(137,324)	(105,573)	(59,055)	5,546	(24,716)	(172,368)	(60,861)

Net increase (decrease) in net assets resulting from operations	(144,361)	(69,613)	(22,688)	8,390	(23,238)	(112,571)	(33,376)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(168,596)	(132,600)	(1,369)	11,985	(43,850)	(3,484)	(9,418)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(353)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(168,596)	(132,600)	(1,369)	11,985	(44,203)	(3,484)	(9,418)

Total increase (decrease) in net assets	(312,956)	(202,213)	(24,057)	20,374	(67,441)	(116,055)	(42,794)

NET ASSETS:
Beginning of period	981,416	385,005	153,107	118,708	336,613	699,088	284,551

End of period	$668,460	$182,793	$129,050	$139,082	$269,172	$583,033	$241,757

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,924	$3,217	$(1,468)
Net realized gain (loss) on investments	58,776	15,244	94,102
Change in net unrealized appreciation (depreciation) on investments	(180,969)	(103,019)	(204,244)

Net increase (decrease) in net assets resulting from operations	(120,269)	(84,558)	(111,610)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-
Contract owners' benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(15,484)	894	(12,575)
Adjustments to net assets allocated to contracts in payout period	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(15,484)	894	(12,575)

Total increase (decrease) in net assets	(135,753)	(83,664)	(124,185)

NET ASSETS:
Beginning of period	622,914	324,440	434,037

End of period	$487,161	$240,776	$309,852

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-1 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab OneSource NY

Schwab Choice NY

Schwab Advisor NY

Schwab Select NY

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 137 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I

American Century Investments VP Balanced Fund, Class I

American Century Investments VP Disciplined Core Value Fund, Class I

American Century Investments VP International Fund, Class I

American Century Investments VP Mid Cap Value Fund, Class II

American Century Investments VP Value Fund, Class I

American Funds IS Global Growth Fund, Class 1

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware Ivy VIP International Core Equity, Class II

Delaware VIP Emerging Markets, Standard Class

Delaware VIP International Series, Standard Class

Delaware VIP Small Cap Value Series, Standard Class

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower Lifetime 2015 Fund, Investor Class(a)

Empower Lifetime 2020 Fund, Investor Class(a)

Empower Lifetime 2025 Fund, Investor Class(a)

Empower Lifetime 2030 Fund, Investor Class(a)

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Empower SecureFoundation Balanced Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund, Class 2

Invesco Oppenheimer V.I. International Growth Fund, Series I

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Aspen Series Janus Henderson Flexible Bond Portfolio

Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson Balanced Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP Baron Growth Opportunities Fund, Service Class

LVIP Delaware SMID Cap Core Fund, Standard Class

LVIP Delaware Value Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

MFS International Intrinsic Value Portfolio, Service Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

NVIT Mid Cap Index Fund, Class II

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Emerging Markets Bond Portfolio, Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Fund VCT Portfolio, Class I

Pioneer Mid Cap Value VCT Portfolio, Class II

Pioneer Select Mid Cap Growth VCT Portfolio, Class I

Prudential Series Fund Equity Portfolio, Class II

Prudential Series Fund Natural Resources Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA(b)

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Fund

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund, Service Class

Touchstone VST Small Company Fund

VanEck VIP Global Resources Fund

VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a) See Subaccount Changes tables below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West Securefoundation® Balanced Fund	Empower Securefoundation® Balanced Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022

During 2023, the following Subaccount was opened:

Subaccount Name	Date of Commencement
Putnam VT International Equity Fund, Class IA	July 18, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class A	$11,035	$58,096
AB VPS International Value Portfolio, Class A	388	474
AB VPS Large Cap Growth Portfolio, Class A	43,695	11,346
AB VPS Relative Value Portfolio, Class A	44,903	33,792
AB VPS Sustainable International Thematic Portfolio, Class A	6,960	49,857
Alger Capital Appreciation Portfolio, Class I-2	31,044	76,052
Alger Large Cap Growth Portfolio, Class I-2	253,591	122,433
Alger Mid Cap Growth Portfolio, Class I-2	2,269	103,318
Allspring VT Discovery All Cap Growth Fund, Class 2	9,564	693
Allspring VT Discovery SMID Cap Growth Fund, Class 2	26,099	61,946
Allspring VT Opportunity Fund, Class 2	13,095	13,541
American Century Investments VP Balanced Fund, Class I	17,250	242,936
American Century Investments VP Disciplined Core Value Fund, Class I	39,417	62,756
American Century Investments VP International Fund, Class I	13,540	41,708
American Century Investments VP Mid Cap Value Fund, Class II	53,377	37,293
American Century Investments VP Value Fund, Class I	406,804	332,072
American Funds IS Global Growth Fund, Class 1	49,012	10,748
American Funds IS Growth-Income Fund, Class 4	10,946	4,713
American Funds IS International Fund, Class 2	34	2,719
American Funds IS New World Fund, Class 2	3,131	9,926
American Funds IS The Bond Fund of America, Class 2	20,318	308
BlackRock Global Allocation V.I. Fund, Class I	5,542	35,038
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	19,172	17,897
BNY Mellon VIF Appreciation Portfolio, Initial Shares	69,386	40,232
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	32,518	2,104
ClearBridge Variable Large Cap Growth Portfolio, Class I	1,862	27,866
ClearBridge Variable Mid Cap Portfolio, Class I	2,202	16,469
ClearBridge Variable Small Cap Growth Portfolio, Class I	7,519	42,279
Columbia VP Emerging Markets Fund, Class 2	774	640
Columbia VP Large Cap Growth Fund, Class 2	203,287	51,175
Columbia VP Seligman Global Technology Fund, Class 2	79,852	38,930
Columbia VP Small Cap Value Fund, Class 2	8,210	13,496
Delaware Ivy VIP International Core Equity, Class II	1,725	649
Delaware VIP Emerging Markets, Standard Class	7,274	56,573
Delaware VIP International Series, Standard Class	1,151	1,542
Delaware VIP Small Cap Value Series, Standard Class	24,678	24,878
Dimensional VA US Targeted Value Portfolio	19,055	8,471
DWS Capital Growth VIP, Class A	65,112	378,076
DWS Core Equity VIP, Class A	61,316	23,620
DWS CROCI U.S. VIP, Class A	1,023	4,130
DWS Global Small Cap VIP, Class A	1,024	457
DWS Small Cap Index VIP, Class A	98,810	215,089
DWS Small Mid Cap Growth VIP, Class A	71	13

Subaccount	Purchases	Sales
DWS Small Mid Cap Value VIP, Class A	$5,802	$2,532
Empower Bond Index Fund, Investor Class	12,705	37,726
Empower Conservative Profile Fund, Investor Class	59,451	56,429
Empower International Index Fund, Investor Class	4,526	4,635
Empower Lifetime 2015 Fund, Investor Class	2,172	319
Empower Lifetime 2020 Fund, Investor Class	3,013	416
Empower Lifetime 2025 Fund, Investor Class	2,163	308
Empower Lifetime 2030 Fund, Investor Class	1,235	147
Empower Mid Cap Value Fund, Investor Class	1,509	2,879
Empower Moderate Profile Fund, Investor Class	256,981	166,435
Empower Moderately Aggressive Profile Fund, Investor Class	5,664	3,704
Empower Moderately Conservative Profile Fund, Investor Class	53,978	459,594
Empower Multi-Sector Bond Fund, Investor Class	46,226	48,331
Empower Real Estate Index Fund, Investor Class	20,932	9,178
Empower SecureFoundation Balanced Fund, Investor Class	603,573	1,328,464
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	22,712	1,403
Federated Hermes Fund for U.S. Government Securities II	79,224	47,618
Federated Hermes Managed Volatility Fund II	1,538	8,701
Franklin Small Cap Value VIP Fund, Class 2	57,441	30,532
Invesco Oppenheimer V.I. International Growth Fund, Series I	877	24,828
Invesco V.I. Comstock Fund, Series I	40,382	36,821
Invesco V.I. Core Equity Fund, Series I	3,778	11,429
Invesco V.I. EQV International Equity Fund, Series I	18,864	71,890
Invesco V.I. Global Fund, Series I	86,766	92,864
Invesco V.I. Growth and Income Fund, Series I	59,361	124,704
Invesco V.I. High Yield Fund, Series I	4,224	1,926
Invesco V.I. Main Street Mid Cap Fund	286	24,582
Invesco V.I. Main Street Small Cap Fund	3,298	2,179
Invesco V.I. Small Cap Equity Fund, Series I	2,209	6,410
Invesco V.I. Technology Fund, Series I	-	7,248
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	83,048	56,041
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	109,049	86,700
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	605	4,191
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	620	53,722
Janus Henderson Balanced Fund, Class I	6,615	15,965
Janus Henderson Global Research Fund, Class I	52,529	13,136
Janus Henderson Overseas Fund, Class S	4,919	44,735
Janus Henderson VIT Balanced Portfolio, Service Shares	74,676	181,913
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	33,454	72,102
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	10,000	77,586
Lazard Retirement Emerging Markets Equity Portfolio	39,304	71,680
Lord Abbett Series Fund Short Duration Income Portfolio	5,994	10,251
LVIP Baron Growth Opportunities Fund, Service Class	38,009	393,062

Subaccount	Purchases	Sales
LVIP Delaware SMID Cap Core Fund, Standard Class	$15,374	$4,900
LVIP Delaware Value Fund, Standard Class	18,458	9,862
LVIP JPMorgan Small Cap Core Fund, Standard Class	3,632	3,380
MFS International Intrinsic Value Portfolio, Service Class	105,362	143,927
MFS Mid Cap Value Portfolio, Initial Class	32,488	9,154
MFS Utilities Series, Service Class	52,346	55,884
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	12,409	16,436
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	43	7
NVIT Mid Cap Index Fund, Class II	71,851	195,104
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	42,580	26,788
PIMCO Emerging Markets Bond Portfolio, Admin Class	4,121	63,723
PIMCO High Yield Portfolio, Admin Class	93,645	98,762
PIMCO Low Duration Portfolio, Admin Class	303,825	460,135
PIMCO Real Return Portfolio, Admin Class	13,979	3,756
PIMCO Total Return Portfolio, Admin Class	370,080	223,903
Pioneer Fund VCT Portfolio, Class I	62,219	49,538
Pioneer Mid Cap Value VCT Portfolio, Class II	32,036	12,133
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	5,155	10,225
Prudential Series Fund Equity Portfolio, Class II	-	2,331
Prudential Series Fund Natural Resources Portfolio, Class II	-	234
Putnam VT Core Equity Fund, Class IA	50,727	1,039
Putnam VT Global Asset Allocation Fund, Class IA	3,173	1,292
Putnam VT Global Health Care Fund, Class IB	47,036	10,583
Putnam VT Income Fund, Class IA	28,685	6,939
Putnam VT International Equity Fund, Class IA	50,082	120
Putnam VT International Value Fund, Class IA	2,059	3,812
Putnam VT Large Cap Value Fund, Class IB	94,696	69,789
Putnam VT Mortgage Securities Fund	66,141	25,713
Royce Capital Fund Small Cap Portfolio, Service Class	7,883	25,393
Schwab Government Money Market Portfolio	1,358,593	1,749,813
Schwab S&P 500 Index Fund	934,560	1,116,789
Schwab VIT Balanced Portfolio	980	4,046
Schwab VIT Balanced with Growth Portfolio	9,719	91,287
Schwab VIT Growth Portfolio	849	904
T. Rowe Price Health Sciences Portfolio	10,229	22,911
T. Rowe Price Health Sciences Portfolio, Class II	11,809	1,990
Templeton Foreign VIP Fund, Class 2	3,055	31,362
Templeton Global Bond VIP Fund, Class 2	3,367	7,968
Third Avenue Value Fund	4,888	410
Touchstone VST Common Stock Fund, Service Class	23,817	12,623
Touchstone VST Bond Fund	56,075	18,484
Touchstone VST Common Stock Fund	14,538	5,486
Touchstone VST Small Company Fund	723	47,900
VanEck VIP Global Resources Fund	6,008	17,701
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	7,556	60,126
Vanguard VIF Capital Growth Portfolio	65,702	51,140
Vanguard VIF Diversified Value Portfolio	18,340	20,576
Vanguard VIF Mid-Cap Index Portfolio	17,435	6,580
Vanguard VIF Real Estate Index Portfolio	25,999	10,113
Vanguard VIF Small Company Growth Portfolio	1,357	6,836

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	19		2,007	(1,988)	43	2,586	(2,543)
AB VPS International Value Portfolio, Class A	-		8	(8)	-	1,001	(1,001)
AB VPS Large Cap Growth Portfolio, Class A	233		199	34	3,197	5,316	(2,119)
AB VPS Relative Value Portfolio, Class A	865		1,606	(741)	-	1,044	(1,044)
AB VPS Sustainable International Thematic Portfolio, Class A	21		2,467	(2,446)	124	245	(121)
Alger Capital Appreciation Portfolio, Class I-2	1,213		3,037	(1,824)	670	5,637	(4,967)
Alger Large Cap Growth Portfolio, Class I-2	4,205		2,265	1,940	1,150	915	235
Alger Mid Cap Growth Portfolio, Class I-2	60		2,637	(2,577)	315	58	257
Allspring VT Discovery All Cap Growth Fund, Class 2	-		-	-	-	1,012	(1,012)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	1,178		2,754	(1,576)	-	110	(110)
Allspring VT Opportunity Fund, Class 2	-		344	(344)	-	336	(336)
ALPS Global Opportunity Portfolio, Class I	-		-	-	-	994	(994)
American Century Investments VP Balanced Fund, Class I	29		10,717	(10,688)	13,126	4,690	8,436
American Century Investments VP Disciplined Core Value Fund, Class I	974		2,668	(1,694)	2,025	2,116	(91)
American Century Investments VP International Fund, Class I	753		1,536	(783)	1,229	3,195	(1,966)
American Century Investments VP Mid Cap Value Fund, Class II	247		849	(602)	1,547	2,264	(717)
American Century Investments VP Value Fund, Class I	1,325		10,919	(9,594)	12,895	12,727	168
American Funds IS Global Growth Fund, Class 1	1,443		443	1,000	702	474	228
American Funds IS Growth-Income Fund, Class 4	15		232	(217)	74	909	(835)
American Funds IS International Fund, Class 2	-		232	(232)	-	-	-
American Funds IS New World Fund, Class 2	37		578	(541)	1,025	218	807
American Funds IS The Bond Fund of America, Class 2	2,003		-	2,003	-	-	-
BlackRock Global Allocation V.I. Fund, Class I	0	*	2,439	(2,439)	30	931	(901)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	-		896	(896)	-	2,531	(2,531)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	72		949	(877)	162	476	(314)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	-		-	-	-	-	-
ClearBridge Variable Large Cap Growth Portfolio, Class I	-		1,779	(1,779)	2,376	407	1,969
ClearBridge Variable Mid Cap Portfolio, Class I	101		1,005	(904)	317	4	313

* The Subaccount has units that round to less than one.

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ClearBridge Variable Small Cap Growth Portfolio, Class I	431	2,083	(1,652)	353	456	(103)
Columbia VP Emerging Markets Fund, Class 2	79	54	25	272	50	222
Columbia VP Large Cap Growth Fund, Class 2	8,617	1,756	6,861	2,194	3,474	(1,280)
Columbia VP Seligman Global Technology Fund, Class 2	-	492	(492)	2,584	2,239	345
Columbia VP Small Cap Value Fund, Class 2	-	311	(311)	-	452	(452)
Delaware Ivy VIP International Core Equity, Class II	-	-	-	-	3,918	(3,918)
Delaware VIP Emerging Markets, Standard Class	282	4,736	(4,454)	2,489	3,321	(832)
Delaware VIP International Series, Standard Class	-	113	(113)	552	1,038	(486)
Delaware VIP Small Cap Value Series, Standard Class	152	552	(400)	169	3,029	(2,860)
Dimensional VA US Targeted Value Portfolio	212	388	(176)	1,327	1,902	(575)
DWS Capital Growth VIP, Class A	413	8,679	(8,266)	6,392	8,014	(1,622)
DWS Core Equity VIP, Class A	1,038	709	329	207	1,164	(957)
DWS CROCI U.S. VIP, Class A	12	172	(160)	308	2,838	(2,530)
DWS Global Small Cap VIP, Class A	-	-	-	-	-	-
DWS Small Cap Index VIP, Class A	2,712	11,276	(8,564)	5,771	7,338	(1,567)
DWS Small Mid Cap Growth VIP, Class A	-	-	-	-	1,004	(1,004)
DWS Small Mid Cap Value VIP, Class A	10	69	(59)	12	73	(61)
Empower Bond Index Fund, Investor Class	-	3,559	(3,559)	187	16,858	(16,671)
Empower Conservative Profile Fund, Investor Class	-	4,217	(4,217)	-	4,207	(4,207)
Empower International Index Fund, Investor Class	68	370	(302)	4,746	1,110	3,636
Empower Lifetime 2015 Fund, Investor Class	-	-	-	-	-	-
Empower Lifetime 2020 Fund, Investor Class	-	-	-	-	-	-
Empower Lifetime 2025 Fund, Investor Class	-	-	-	-	-	-
Empower Lifetime 2030 Fund, Investor Class	-	-	-	-	-	-
Empower Mid Cap Value Fund, Investor Class	82	156	(74)	66	145	(79)
Empower Moderate Profile Fund, Investor Class	9,898	12,157	(2,259)	-	12,416	(12,416)
Empower Moderately Aggressive Profile Fund, Investor Class	-	245	(245)	-	271	(271)
Empower Moderately Conservative Profile Fund, Investor Class	-	38,795	(38,795)	-	4,058	(4,058)
Empower Multi-Sector Bond Fund, Investor Class	650	3,630	(2,980)	9,505	3,827	5,678
Empower Real Estate Index Fund, Investor Class	1,862	812	1,050	1,936	848	1,088
Empower SecureFoundation Balanced Fund, Investor Class	-	81,575	(81,575)	-	69,931	(69,931)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	1,168	61	1,107	231	943	(712)
Federated Hermes Fund for U.S. Government Securities II	1,939	2,044	(105)	9,158	23,796	(14,638)
Federated Hermes Managed Volatility Fund II	-	299	(299)	-	201	(201)
Franklin Small Cap Value VIP Fund, Class 2	877	1,098	(221)	556	2,900	(2,344)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Oppenheimer V.I. International Growth Fund, Series I	10	1,579	(1,569)	49	263	(214)
Invesco V.I. Comstock Fund, Series I	77	1,197	(1,120)	6	288	(282)
Invesco V.I. Core Equity Fund, Series I	-	235	(235)	-	248	(248)
Invesco V.I. EQV International Equity Fund, Series I	1,012	4,097	(3,085)	2,871	2,976	(105)
Invesco V.I. Global Fund, Series I	-	2,896	(2,896)	1,177	12,081	(10,904)
Invesco V.I. Growth and Income Fund, Series I	101	3,862	(3,761)	-	1,575	(1,575)
Invesco V.I. High Yield Fund, Series I	22	95	(73)	2,291	6,900	(4,609)
Invesco V.I. Main Street Mid Cap Fund	-	840	(840)	-	54	(54)
Invesco V.I. Main Street Small Cap Fund	35	43	(8)	43	129	(86)
Invesco V.I. Small Cap Equity Fund, Series I	-	153	(153)	-	-	-
Invesco V.I. Technology Fund, Series I	-	699	(699)	-	4,664	(4,664)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	617	4,238	(3,621)	708	6,361	(5,653)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	4,122	5,079	(957)	4,436	6,923	(2,487)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	-	108	(108)	-	-	-
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	-	783	(783)	-	112	(112)
Janus Henderson Balanced Fund, Class I	-	574	(574)	-	-	-
Janus Henderson Global Research Fund, Class I	1,208	223	985	1	48	(47)
Janus Henderson Overseas Fund, Class S	129	3,332	(3,203)	4,917	4,533	384
Janus Henderson VIT Balanced Portfolio, Service Shares	364	7,097	(6,733)	98	18,734	(18,636)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	734	1,609	(875)	129	616	(487)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	238	1,833	(1,595)	3,495	784	2,711
Lazard Retirement Emerging Markets Equity Portfolio	186	4,189	(4,003)	1,952	9,013	(7,061)
Lord Abbett Series Fund Short Duration Income Portfolio	397	992	(595)	3,641	213	3,428
LVIP Baron Growth Opportunities Fund, Service Class	589	6,080	(5,491)	2,173	4,854	(2,681)
LVIP Delaware SMID Cap Core Fund, Standard Class	23	121	(98)	35	777	(742)
LVIP Delaware Value Fund, Standard Class	407	598	(191)	4	2,321	(2,317)
LVIP JPMorgan Small Cap Core Fund, Standard Class	164	188	(24)	-	25	(25)
MFS International Intrinsic Value Portfolio, Service Class	612	4,535	(3,923)	3,791	3,664	127
MFS Mid Cap Value Portfolio, Initial Class	1,108	492	616	-	1,172	(1,172)
MFS Utilities Series, Service Class	602	2,359	(1,757)	-	481	(481)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	98	277	(179)	286	1,671	(1,385)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	-	-	-	-	-	-
NVIT Mid Cap Index Fund, Class II	657	3,950	(3,293)	2,062	4,502	(2,440)
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	2,184	3,099	(915)	2,802	3,030	(228)
PIMCO Emerging Markets Bond Portfolio, Admin Class	19	6,658	(6,639)	30	-	30

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO High Yield Portfolio, Admin Class	102	4,340	(4,238)	530	7,844	(7,314)
PIMCO Low Duration Portfolio, Admin Class	18,578	35,708	(17,130)	4,061	47,939	(43,878)
PIMCO Real Return Portfolio, Admin Class	250	133	117	100	2,313	(2,213)
PIMCO Total Return Portfolio, Admin Class	16,361	13,775	2,586	3,443	28,334	(24,891)
Pioneer Fund VCT Portfolio, Class I	748	1,523	(775)	11	485	(474)
Pioneer Mid Cap Value VCT Portfolio, Class II	600	426	174	2,989	3,513	(524)
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	165	271	(106)	308	251	57
Prudential Series Fund Equity Portfolio, Class II	-	47	(47)	1	2,352	(2,351)
Prudential Series Fund Natural Resources Portfolio, Class II	-	-	-	-	-	-
Putnam VT Core Equity Fund, Class IA	1,373	-	1,373	-	985	(985)
Putnam VT Global Asset Allocation Fund, Class IA	-	-	-	39	-	39
Putnam VT Global Health Care Fund, Class IB	-	199	(199)	376	201	175
Putnam VT Income Fund, Class IA	745	484	261	901	2,703	(1,802)
Putnam VT International Equity Fund, Class IA	3,350	-	3,350	-	-	-
Putnam VT International Value Fund, Class IA	89	270	(181)	201	2,022	(1,821)
Putnam VT Large Cap Value Fund, Class IB	1,183	2,351	(1,168)	5,636	3,834	1,802
Putnam VT Mortgage Securities Fund	1,285	2,373	(1,088)	750	19,158	(18,408)
Royce Capital Fund Small Cap Portfolio, Service Class	-	875	(875)	-	94	(94)
Schwab Government Money Market Portfolio	92,254	145,130	(52,876)	184,369	281,083	(96,714)
Schwab S&P 500 Index Fund	13,457	22,203	(8,746)	20,072	116,658	(96,586)
Schwab VIT Balanced Portfolio	-	296	(296)	-	243	(243)
Schwab VIT Balanced with Growth Portfolio	-	6,628	(6,628)	-	368	(368)
Schwab VIT Growth Portfolio	16	48	(32)	-	290	(290)
T. Rowe Price Health Sciences Portfolio	45	848	(803)	98	1,192	(1,094)
T. Rowe Price Health Sciences Portfolio, Class II	-	-	-	4,639	883	3,756
Templeton Foreign VIP Fund, Class 2	-	2,341	(2,341)	-	-	-
Templeton Global Bond VIP Fund, Class 2	423	828	(405)	266	9,240	(8,974)
Third Avenue Value Fund	-	-	-	-	-	-
Touchstone VST Common Stock Fund, Service Class	-	198	(198)	15	685	(670)
Touchstone VST Bond Fund	1,906	1,024	882	481	16,945	(16,464)
Touchstone VST Common Stock Fund	-	75	(75)	114	2,873	(2,759)
Touchstone VST Small Company Fund	5	952	(947)	118	135	(17)
VanEck VIP Global Resources Fund	380	1,481	(1,101)	2,054	430	1,624
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	1	4,803	(4,802)	1	3,784	(3,783)
Vanguard VIF Capital Growth Portfolio	989	1,819	(830)	193	404	(211)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard VIF Diversified Value Portfolio	108	1,015	(907)	1,323	1,790	(467)
Vanguard VIF Mid-Cap Index Portfolio	54	187	(133)	668	1,490	(822)
Vanguard VIF Real Estate Index Portfolio	631	572	59	1,608	1,405	203
Vanguard VIF Small Company Growth Portfolio	-	258	(258)	-	697	(697)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of unit value, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of the Subaccounts

Expenses of the Portfolios
This fee is assessed to provide compensation for administrative services performed in connection with the Subaccounts. If applicable, Such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0% - 0.35% annually

Deductions for Premium Taxes

This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.

0% - 3.5% of each contribution, if applicable
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$25 annually

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Transfers for contract benefits and terminations within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Expense Type	Range
Fee for Optional Benefits (GL WB Rider)
This fee is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. If applicable, the fee is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance fees within the Statements of Operations.	0.90% - 1.50% of net asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class A
2023	4	$31.90	$33.48	$120	0.92%	0.65%	0.85%	16.42%	16.19%
2022	6	27.40	28.81	163	1.01%	0.65%	0.85%	(20.45)%	52.67%
2021	8	34.44	18.87	259	0.78%	0.49%	0.49%	34.80%	33.04%
2020	8	25.55	14.19	187	1.28%	0.65%	0.85%	2.49%	2.72%
2019	16	24.93	13.81	319	0.59%	0.65%	0.85%	19.08%	19.32%
AB VPS International Value Portfolio, Class A
2023	5	8.30	9.53	49	0.82%	0.85%	0.85%	14.18%	14.18%
2022	5	7.27	8.35	43	4.45%	0.85%	0.85%	(25.43)%	(1.60)%
2021	6	9.75	8.48	60	1.83%	0.65%	0.65%	10.14%	7.39%
2020	8	8.85	7.90	66	2.03%	0.65%	0.85%	1.58%	1.80%
2019	11	8.71	7.76	90	0.92%	0.65%	0.85%	16.15%	16.38%
AB VPS Large Cap Growth Portfolio, Class A
2023	14	37.76	53.29	623	0.00%	0.49%	0.85%	34.47%	33.99%
2022	14	28.08	39.78	464	0.00%	0.49%	0.85%	(50.71)%	3.58%
2021	16	56.96	38.40	753	0.00%	0.49%	0.49%	29.82%	24.87%
2020	12	43.88	30.75	446	0.00%	0.49%	0.85%	34.35%	34.82%
2019	8	32.66	22.81	244	0.00%	0.49%	0.85%	35.56%	36.05%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class A
2023	12	$22.63	$33.80	$303	1.50%	0.49%	0.85%	11.48%	11.08%
2022	13	20.30	30.43	287	1.39%	0.49%	0.85%	(36.63)%	46.89%
2021	14	32.03	20.71	324	0.77%	0.49%	0.49%	27.07%	24.10%
2020	14	25.21	16.69	275	1.68%	0.49%	0.85%	1.84%	2.22%
2019	9	24.75	16.33	176	1.25%	0.49%	0.85%	22.87%	23.30%
AB VPS Sustainable International Thematic Portfolio, Class A
2023	10	12.19	20.58	187	0.00%	0.65%	0.85%	11.91%	11.68%
2022	12	10.89	18.43	213	0.00%	0.65%	0.85%	(57.58)%	25.05%
2021	12	25.67	14.74	299	0.00%	0.49%	0.49%	7.33%	4.65%
2020	12	23.92	14.08	269	1.42%	0.65%	0.85%	28.81%	29.07%
2019	17	18.57	10.91	306	0.60%	0.65%	0.85%	26.45%	26.70%
Alger Capital Appreciation Portfolio, Class I-2
2023	10	25.97	25.61	266	0.00%	0.49%	0.65%	42.43%	42.21%
2022	12	18.23	18.01	220	0.00%	0.49%	0.65%	(36.83)%	(36.08)%
2021	17	28.87	28.18	491	0.00%	0.49%	0.49%	18.54%	15.73%
2020	7	24.35	24.35	159	0.00%	0.49%	0.49%	41.08%	41.08%
2019	3	17.26	17.26	59	0.00%	0.49%	0.49%	32.93%	32.93%
Alger Large Cap Growth Portfolio, Class I-2
2023	33	37.10	69.54	2,201	0.00%	0.65%	0.85%	31.81%	31.55%
2022	31	28.15	52.86	1,548	0.00%	0.65%	0.85%	(67.61)%	66.67%
2021	31	86.91	31.72	2,545	0.00%	0.49%	0.49%	10.90%	(23.68)%
2020	32	78.37	41.56	2,289	0.19%	0.65%	0.85%	65.61%	65.97%
2019	36	47.32	25.04	1,595	0.00%	0.65%	0.85%	26.35%	26.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Mid Cap Growth Portfolio, Class I-2
2023	9	$21.28	$44.11	$274	0.00%	0.49%	0.85%	22.57%	22.13%
2022	12	17.36	36.11	316	0.00%	0.49%	0.85%	(69.53)%	36.00%
2021	11	56.97	26.55	483	0.00%	0.49%	0.49%	3.32%	0.90%
2020	12	55.14	26.32	468	0.00%	0.49%	0.85%	63.23%	63.87%
2019	12	33.78	16.06	298	0.00%	0.49%	0.85%	29.15%	29.62%
Allspring VT Discovery All Cap Growth Fund, Class 2
2023	4	26.52	26.01	104	0.00%	0.65%	0.85%	32.31%	32.05%
2022	4	20.04	19.70	79	0.00%	0.65%	0.85%	(37.61)%	(35.53)%
2021	5	32.12	30.55	158	0.00%	0.65%	0.65%	15.76%	12.48%
2020	5	27.75	27.16	138	0.00%	0.65%	0.85%	42.00%	42.28%
2019	5	19.54	19.09	100	0.00%	0.65%	0.85%	35.89%	36.16%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2023	3	20.80	35.12	60	0.00%	0.49%	0.85%	19.56%	19.13%
2022	4	17.40	29.48	82	0.00%	0.49%	0.85%	(64.62)%	7.71%
2021	4	49.17	27.37	136	0.00%	0.49%	0.49%	(3.23)%	(8.05)%
2020	7	50.81	29.77	263	0.00%	0.49%	0.85%	61.26%	61.86%
2019	3	31.51	32.25	96	0.00%	0.65%	0.85%	37.84%	38.12%
Allspring VT Opportunity Fund, Class 2
2023	4	40.09	40.09	167	0.00%	0.85%	0.85%	25.43%	25.43%
2022	5	31.96	31.96	148	0.00%	0.85%	0.85%	(21.48)%	33.54%
2021	5	40.70	23.93	200	0.04%	0.49%	0.49%	23.72%	(22.13)%
2020	6	32.90	30.73	181	0.47%	0.65%	0.85%	19.97%	20.24%
2019	6	27.42	25.56	162	0.27%	0.65%	0.85%	30.36%	30.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ALPS Global Opportunity Portfolio, Class I
2021	1	$21.79	$21.35	$21	4.99%	0.49%	0.49%	24.80%	22.27%
2020	1	17.46	17.46	17	14.72%	0.65%	0.65%	8.84%	8.84%
2019	1	16.04	16.04	16	0.00%	0.65%	0.65%	39.44%	39.44%
American Century Investments VP Balanced Fund, Class I
2023	43	16.97	31.74	904	1.86%	0.65%	0.85%	15.66%	15.43%
2022	54	14.67	27.50	950	1.27%	0.65%	0.85%	(56.23)%	56.41%
2021	45	33.52	17.58	949	0.83%	0.49%	0.49%	14.79%	13.29%
2020	44	29.20	15.52	836	1.17%	0.65%	0.85%	11.59%	11.80%
2019	68	26.17	14.01	1,169	1.56%	0.49%	0.85%	18.84%	19.26%
American Century Investments VP Disciplined Core Value Fund, Class I
2023	41	19.99	28.40	859	1.54%	0.49%	0.85%	8.12%	7.74%
2022	43	18.49	26.36	829	1.78%	0.49%	0.85%	(40.95)%	27.26%
2021	43	31.31	20.71	958	1.07%	0.49%	0.49%	26.00%	19.73%
2020	44	24.85	17.30	804	2.18%	0.49%	0.85%	10.86%	11.26%
2019	42	15.24	15.55	665	2.08%	0.49%	0.85%	22.90%	23.34%
American Century Investments VP International Fund, Class I
2023	11	14.10	29.63	197	1.35%	0.49%	0.85%	12.02%	11.62%
2022	12	12.59	26.55	205	1.55%	0.49%	0.85%	(64.62)%	62.30%
2021	14	35.58	16.36	350	0.15%	0.49%	0.49%	7.83%	5.30%
2020	15	33.00	15.54	340	0.49%	0.49%	0.85%	24.81%	25.28%
2019	14	26.44	12.40	253	0.85%	0.49%	0.85%	27.33%	27.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Century Investments VP Mid Cap Value Fund, Class II
2023	11	$20.57	$47.32	$340	2.15%	0.49%	0.85%	5.51%	5.13%
2022	11	19.49	45.01	351	2.11%	0.49%	0.85%	(58.70)%	132.83%
2021	12	47.20	19.33	378	1.03%	0.49%	0.49%	25.09%	19.12%
2020	12	37.73	16.23	297	1.80%	0.49%	0.85%	0.25%	0.60%
2019	12	37.64	16.13	315	1.92%	0.49%	0.85%	27.90%	28.36%
American Century Investments VP Value Fund, Class I
2023	128	20.49	44.35	3,579	2.37%	0.49%	0.85%	8.57%	8.18%
2022	138	18.88	40.99	3,573	2.08%	0.49%	0.85%	(54.09)%	123.30%
2021	138	41.12	18.36	3,791	1.74%	0.49%	0.49%	23.46%	20.56%
2020	135	33.31	15.23	2,979	2.53%	0.49%	0.85%	0.11%	0.51%
2019	138	33.27	15.15	3,001	2.15%	0.49%	0.85%	25.96%	26.41%
American Funds IS Global Growth Fund, Class 1
2023	9	24.35	23.89	221	1.20%	0.49%	0.69%	22.31%	22.06%
2022	8	19.91	19.57	161	0.94%	0.49%	0.69%	(24.91)%	(25.06)%
2021	8	26.51	26.11	208	0.58%	0.49%	0.49%	17.69%	14.40%
2020	8	22.53	22.83	186	0.65%	0.49%	0.69%	29.88%	30.14%
2019	8	17.54	17.54	148	1.36%	0.49%	0.49%	34.95%	34.95%
American Funds IS Growth-Income Fund, Class 4
2023	11	17.11	16.91	182	1.20%	0.49%	0.69%	25.21%	24.96%
2022	11	13.66	13.53	148	1.05%	0.49%	0.69%	(17.11)%	(16.79)%
2021	12	16.48	16.27	193	0.96%	0.49%	0.49%	23.85%	21.58%
2020	12	13.31	13.38	160	1.45%	0.49%	0.69%	12.47%	12.71%
2019	6	11.84	11.87	68	1.24%	0.49%	0.65%	25.04%	25.22%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
American Funds IS International Fund, Class 2
2023	0	*	$12.39	$12.39	$2	1.00%	0.49%	0.49%	15.28%	15.28%
2022	0	*	10.75	10.75	4	1.76%	0.49%	0.49%	(21.17)%	(20.42)%
2021	0	*	13.63	13.50	6	2.44%	0.49%	0.49%	(1.98)%	(2.91)%
2020	0	*	13.91	13.91	6	0.73%	0.49%	0.49%	13.45%	13.45%
2019	0	*	12.26	12.26	5	1.71%	0.49%	0.49%	22.30%	22.30%
American Funds IS New World Fund, Class 2
2023	11		16.87	16.61	183	1.46%	0.49%	0.69%	15.43%	15.20%
2022	11		14.61	14.42	167	1.36%	0.49%	0.69%	(22.48)%	(21.92)%
2021	11		18.85	18.47	200	0.83%	0.49%	0.49%	5.38%	2.29%
2020	12		17.89	18.06	209	0.09%	0.49%	0.69%	22.73%	23.00%
2019	7		14.68	14.68	102	0.96%	0.49%	0.49%	28.51%	28.51%
American Funds IS The Bond Fund of America, Class 2
2023	6		9.40	9.40	60	4.02%	0.65%	0.65%	4.34%	4.34%
2022	4		9.01	9.01	39	2.96%	0.65%	0.65%	(13.38)%	(12.86)%
2021	4		10.40	10.34	45	1.41%	0.49%	0.49%	(0.69)%	(1.28)%
2020	4		10.47	10.47	45	1.95%	0.65%	0.65%	4.70%	4.70%
BlackRock Global Allocation V.I. Fund, Class I
2023	18		15.00	14.71	260	2.17%	0.49%	0.69%	12.28%	12.05%
2022	20		13.36	13.12	264	0.00%	0.49%	0.85%	(16.33)%	(15.50)%
2021	21		15.97	15.52	329	0.94%	0.49%	0.49%	7.64%	3.29%
2020	19		14.83	15.03	277	0.93%	0.49%	0.69%	20.19%	20.42%
2019	32		12.34	12.48	399	1.23%	0.49%	0.69%	17.18%	17.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2023	26	$18.83	$44.94	$529	0.79%	0.49%	0.85%	17.73%	17.31%
2022	26	16.00	38.31	464	0.75%	0.49%	0.85%	(64.42)%	110.43%
2021	29	44.96	18.20	590	0.61%	0.49%	0.49%	24.82%	21.89%
2020	30	36.02	14.94	483	0.90%	0.49%	0.85%	7.18%	7.60%
2019	31	33.61	13.88	467	0.64%	0.49%	0.85%	19.17%	19.60%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2023	19	38.85	43.17	772	0.72%	0.65%	0.85%	20.19%	19.95%
2022	20	32.32	35.99	673	0.67%	0.65%	0.85%	(27.04)%	38.62%
2021	20	44.30	25.96	841	0.43%	0.49%	0.49%	26.06%	(17.41)%
2020	22	35.14	31.44	750	0.87%	0.65%	0.85%	22.66%	22.89%
2019	28	28.65	25.58	767	1.11%	0.65%	0.85%	34.94%	35.21%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2023	10	27.98	45.16	321	0.66%	0.65%	0.85%	25.87%	25.62%
2022	10	22.23	35.95	256	0.80%	0.65%	0.85%	(47.77)%	38.95%
2021	10	42.56	25.87	302	0.48%	0.49%	0.49%	24.57%	22.94%
2020	10	34.17	21.04	242	0.79%	0.65%	0.85%	23.57%	23.86%
2019	15	27.65	16.99	279	0.94%	0.65%	0.85%	28.03%	28.28%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2023	13	19.01	18.97	241	0.00%	0.65%	0.69%	43.09%	43.04%
2022	14	13.28	13.26	192	0.00%	0.65%	0.69%	(33.08)%	(32.31)%
2021	13	19.85	19.59	247	0.00%	0.49%	0.49%	21.99%	20.26%
2020	13	16.27	16.29	213	0.00%	0.65%	0.69%	29.84%	29.90%
2019	3	12.54	12.54	41	0.23%	0.65%	0.65%	31.31%	31.31%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Mid Cap Portfolio, Class I
2023	4	$17.37	$17.10	$75	0.12%	0.65%	0.85%	12.19%	11.97%
2022	5	15.48	15.27	81	0.36%	0.65%	0.85%	(26.47)%	(25.95)%
2021	5	21.05	20.63	102	0.02%	0.49%	0.49%	30.25%	26.43%
2020	4	16.16	16.31	69	0.45%	0.65%	0.85%	14.38%	14.64%
2019	3	14.23	14.23	39	0.63%	0.65%	0.65%	32.09%	32.09%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2023	4	19.53	19.53	72	0.00%	0.65%	0.65%	7.70%	7.70%
2022	5	18.13	18.13	96	0.00%	0.65%	0.65%	(30.06)%	(28.36)%
2021	5	25.92	25.31	139	0.00%	0.49%	0.49%	13.34%	10.40%
2020	4	22.87	22.93	96	0.00%	0.65%	0.69%	42.28%	42.31%
2019	4	16.11	16.11	64	0.00%	0.65%	0.65%	26.05%	26.05%
Columbia VP Emerging Markets Fund, Class 2
2023	1	10.61	10.61	12	0.00%	0.69%	0.69%	8.45%	8.45%
2022	1	9.78	9.78	11	0.00%	0.69%	0.69%	(33.76)%	(33.36)%
2021	1	14.77	14.68	13	0.78%	0.49%	0.49%	(7.80)%	(8.36)%
2020	1	16.02	16.02	12	0.00%	0.69%	0.69%	60.18%	60.18%
Columbia VP Large Cap Growth Fund, Class 2
2023	58	28.46	27.69	1,629	0.00%	0.49%	0.85%	42.07%	41.56%
2022	51	20.03	19.56	1,018	0.00%	0.49%	0.85%	(31.87)%	(32.11)%
2021	52	29.40	28.81	1,531	0.00%	0.49%	0.49%	29.89%	25.14%
2020	56	22.64	23.02	1,280	0.00%	0.49%	0.85%	33.31%	33.76%
2019	58	16.98	17.21	999	0.00%	0.49%	0.85%	34.39%	34.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Seligman Global Technology Fund, Class 2
2023	26	$55.21	$70.15	$1,730	0.00%	0.49%	0.85%	44.16%	43.65%
2022	27	38.29	48.83	1,229	0.00%	0.49%	0.85%	(48.15)%	(11.14)%
2021	26	73.85	54.95	1,822	0.29%	0.49%	0.49%	40.51%	34.29%
2020	27	52.56	40.92	1,332	0.00%	0.49%	0.85%	44.56%	45.11%
2019	24	36.36	28.20	832	0.00%	0.49%	0.85%	53.66%	54.22%
Columbia VP Small Cap Value Fund, Class 2
2023	2	45.79	44.47	107	0.45%	0.65%	0.85%	20.88%	20.64%
2022	3	37.88	36.86	100	0.46%	0.65%	0.85%	(9.56)%	97.62%
2021	3	41.88	18.65	130	0.52%	0.49%	0.49%	30.98%	(43.01)%
2020	3	31.98	32.73	93	0.35%	0.65%	0.85%	7.66%	7.90%
2019	3	29.70	30.33	87	0.30%	0.65%	0.85%	19.96%	20.20%
Delaware Ivy VIP International Core Equity, Class II
2023	9	12.75	12.58	116	1.58%	0.49%	0.65%	15.06%	14.88%
2022	9	11.08	10.95	101	2.24%	0.49%	0.65%	(14.72)%	(13.71)%
2021	13	12.99	12.69	169	1.06%	0.49%	0.49%	14.65%	10.93%
2020	14	11.33	11.44	160	3.14%	0.49%	0.65%	6.52%	6.68%
2019	60	10.64	10.72	646	1.68%	0.49%	0.65%	17.93%	18.11%
Delaware VIP Emerging Markets, Standard Class
2023	19	12.08	12.23	235	1.62%	0.49%	0.85%	13.24%	12.83%
2022	24	10.67	10.84	256	4.29%	0.49%	0.85%	(30.41)%	(24.76)%
2021	25	15.33	14.41	368	0.32%	0.49%	0.49%	(2.15)%	(5.93)%
2020	24	15.67	15.32	373	0.87%	0.49%	0.85%	23.99%	24.43%
2019	29	12.64	12.31	357	0.68%	0.49%	0.85%	21.59%	22.02%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Standard Class
2023	8	$10.06	$10.00	$85	1.37%	0.49%	0.69%	13.03%	12.80%
2022	9	8.90	8.87	76	1.55%	0.49%	0.69%	(17.74)%	(17.76)%
2021	9	10.82	10.78	98	0.95%	0.49%	0.49%	6.35%	5.94%
2020	9	10.18	10.18	90	0.00%	0.49%	0.69%	1.77%	1.78%
Delaware VIP Small Cap Value Series, Standard Class
2023	13	18.38	52.55	421	0.96%	0.49%	0.85%	8.91%	8.52%
2022	13	16.87	48.42	408	0.87%	0.49%	0.85%	(69.63)%	158.02%
2021	16	55.55	18.77	577	0.86%	0.49%	0.49%	33.28%	30.15%
2020	17	41.68	14.42	476	1.43%	0.49%	0.85%	(2.73)%	(2.37)%
2019	18	42.85	14.77	552	1.06%	0.49%	0.85%	27.06%	27.51%
Dimensional VA US Targeted Value Portfolio
2023	9	22.15	21.73	198	1.63%	0.49%	0.69%	19.45%	19.21%
2022	9	18.54	18.23	169	1.35%	0.49%	0.69%	(4.68)%	(4.87)%
2021	10	19.45	19.16	188	1.44%	0.49%	0.49%	40.84%	36.90%
2020	10	13.81	13.99	140	2.15%	0.49%	0.69%	3.27%	3.51%
2019	9	13.52	13.52	124	1.39%	0.49%	0.49%	21.96%	21.96%
DWS Capital Growth VIP, Class A
2023	26	32.90	51.23	1,198	0.07%	0.65%	0.85%	37.68%	37.41%
2022	35	23.89	37.28	1,173	0.09%	0.65%	0.85%	(55.99)%	9.01%
2021	36	54.28	34.20	1,843	0.24%	0.49%	0.49%	21.74%	20.14%
2020	47	44.59	28.46	1,914	0.51%	0.65%	0.85%	37.88%	38.11%
2019	41	32.34	20.61	1,258	0.43%	0.65%	0.85%	35.97%	36.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Core Equity VIP, Class A
2023	14	$27.70	$40.71	$439	0.91%	0.49%	0.85%	24.96%	24.51%
2022	13	22.17	32.70	337	0.81%	0.49%	0.85%	(44.74)%	27.40%
2021	14	40.12	25.66	428	0.77%	0.49%	0.49%	27.68%	21.33%
2020	15	31.42	21.15	357	1.40%	0.49%	0.85%	15.14%	15.59%
2019	14	27.29	18.30	285	1.07%	0.49%	0.85%	29.20%	29.66%
DWS CROCI U.S. VIP, Class A
2023	2	24.39	24.39	47	1.70%	0.85%	0.85%	19.74%	19.74%
2022	2	20.37	20.37	45	1.39%	0.85%	0.85%	(16.11)%	42.55%
2021	5	24.28	14.29	110	1.89%	0.49%	0.49%	25.62%	(4.47)%
2020	4	19.33	14.96	85	2.41%	0.65%	0.85%	(12.92)%	(12.72)%
2019	7	22.20	17.14	161	1.91%	0.65%	0.85%	31.83%	32.09%
DWS Global Small Cap VIP, Class A
2023	6	13.67	13.69	80	0.88%	0.65%	0.65%	23.76%	23.76%
2022	6	11.04	11.06	64	0.55%	0.65%	0.65%	(25.46)%	(23.28)%
2021	6	14.81	14.42	85	0.36%	0.49%	0.49%	15.42%	12.31%
2020	6	12.84	12.84	75	0.86%	0.65%	0.65%	16.58%	16.58%
2019	6	11.01	11.01	64	0.00%	0.65%	0.65%	20.50%	20.50%
DWS Small Cap Index VIP, Class A
2023	44	18.87	48.50	1,114	1.14%	0.49%	0.85%	16.19%	15.77%
2022	52	16.24	41.89	1,110	0.90%	0.49%	0.85%	(69.48)%	109.29%
2021	54	53.23	20.01	1,427	0.73%	0.49%	0.49%	13.53%	10.87%
2020	51	46.89	18.05	1,222	1.20%	0.49%	0.85%	18.43%	18.84%
2019	63	39.59	15.19	1,243	1.16%	0.49%	0.85%	24.16%	24.61%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
DWS Small Mid Cap Growth VIP, Class A
2023	0	*	$18.15	$18.15	$2	0.03%	0.65%	0.65%	18.06%	18.06%
2022	0	*	15.37	15.37	2	0.00%	0.65%	0.65%	(28.57)%	(26.59)%
2021	1		21.52	20.94	24	0.04%	0.49%	0.49%	13.24%	10.19%
2020	1		19.01	19.01	20	0.05%	0.65%	0.65%	30.72%	30.72%
2019	1		14.54	14.54	15	0.00%	0.65%	0.65%	21.62%	21.62%
DWS Small Mid Cap Value VIP, Class A
2023	5		24.80	24.82	121	1.15%	0.65%	0.85%	14.21%	13.98%
2022	5		21.72	21.77	108	0.85%	0.65%	0.85%	(16.73)%	34.35%
2021	5		26.08	16.21	131	1.47%	0.49%	0.49%	29.40%	(19.06)%
2020	7		20.15	20.02	140	1.51%	0.65%	0.85%	(1.64)%	(1.47)%
2019	7		19.85	20.32	149	0.72%	0.65%	0.85%	20.49%	20.73%
Empower Aggressive Profile Fund, Investor Class
2021	-		-	-	-	0.00%	0.49%	0.49%	18.87%	18.43%
2020	-		12.58	12.46	598	1.63%	0.49%	0.85%	11.82%	10.76%
2019	12		11.25	11.25	136	2.14%	0.65%	0.65%	25.28%	25.28%
Empower Bond Index Fund, Investor Class
2023	63		10.18	10.06	645	2.01%	0.49%	0.69%	4.51%	4.30%
2022	67		9.74	9.65	652	1.11%	0.49%	0.69%	(14.10)%	(13.77)%
2021	84		11.34	11.19	947	0.80%	0.49%	0.49%	(2.34)%	(4.15)%
2020	96		11.61	11.67	1,117	1.54%	0.49%	0.69%	6.41%	6.69%
2019	60		10.91	10.94	653	1.22%	0.49%	0.69%	7.34%	7.56%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Conservative Profile Fund, Investor Class
2023	123	$11.75	$11.75	$1,449	3.08%	0.65%	0.65%	7.55%	7.55%
2022	127	10.93	10.93	1,393	1.80%	0.65%	0.65%	(11.04)%	(9.86)%
2021	132	12.29	12.12	1,608	2.43%	0.49%	0.49%	6.29%	4.89%
2020	136	11.56	11.56	1,568	2.39%	0.65%	0.65%	7.52%	7.52%
2019	72	10.75	10.75	776	2.20%	0.65%	0.65%	10.81%	10.81%
Empower International Index Fund, Investor Class
2023	7	12.49	12.38	89	2.38%	0.49%	0.69%	16.94%	16.71%
2022	7	10.68	10.60	79	1.74%	0.49%	0.69%	(15.16)%	(14.96)%
2021	4	12.59	12.47	48	0.86%	0.49%	0.49%	10.50%	9.44%
2020	13	11.39	11.39	152	12.48%	0.65%	0.69%	6.78%	6.85%
2019	1	10.67	10.67	16	2.42%	0.65%	0.65%	6.66%	6.66%
Empower Lifetime 2015 Fund, Investor Class
2023	4	12.45	12.45	52	2.97%	0.65%	0.65%	9.62%	9.62%
2022	4	11.35	11.35	47	1.99%	0.65%	0.65%	(13.34)%	(12.19)%
2021	4	13.10	12.93	54	2.14%	0.49%	0.49%	8.41%	6.99%
2020	4	12.09	12.09	50	1.98%	0.65%	0.65%	20.86%	20.86%
Empower Lifetime 2020 Fund, Investor Class
2023	5	12.59	12.59	68	2.75%	0.65%	0.65%	10.25%	10.25%
2022	5	11.42	11.42	62	2.04%	0.65%	0.65%	(14.02)%	(12.88)%
2021	5	13.28	13.11	71	2.30%	0.49%	0.49%	9.10%	7.66%
2020	5	12.17	12.17	66	2.08%	0.65%	0.65%	21.74%	21.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2025 Fund, Investor Class
2023	4	$12.86	$12.86	$50	2.40%	0.65%	0.65%	11.19%	11.19%
2022	4	11.57	11.57	45	1.68%	0.65%	0.65%	(14.89)%	(13.76)%
2021	4	13.59	13.41	53	2.18%	0.49%	0.49%	10.09%	8.65%
2020	4	12.34	12.34	48	0.32%	0.65%	0.65%	23.44%	23.44%
Empower Lifetime 2030 Fund, Investor Class
2023	2	13.16	13.16	24	2.61%	0.65%	0.65%	12.34%	12.34%
2022	2	11.71	11.71	22	1.85%	0.65%	0.65%	(15.67)%	(14.55)%
2021	2	13.89	13.70	25	2.53%	0.49%	0.49%	11.53%	10.06%
2020	2	12.45	12.45	23	2.26%	0.65%	0.65%	24.51%	24.51%
Empower Mid Cap Value Fund, Investor Class
2023	2	18.03	17.81	42	0.49%	0.49%	0.65%	14.59%	14.41%
2022	2	15.74	15.57	38	0.61%	0.49%	0.65%	(12.19)%	(11.33)%
2021	3	17.92	17.56	45	16.63%	0.49%	0.49%	30.51%	26.92%
2020	3	13.73	13.84	38	0.82%	0.49%	0.65%	(0.99)%	(0.82)%
2019	3	13.87	13.95	38	0.18%	0.49%	0.65%	19.72%	19.91%
Empower Moderate Profile Fund, Investor Class
2023	230	13.23	13.11	3,036	3.56%	0.49%	0.65%	11.39%	11.21%
2022	233	11.88	11.79	2,755	2.21%	0.49%	0.65%	(12.45)%	(11.95)%
2021	245	13.57	13.39	3,317	3.37%	0.49%	0.49%	11.91%	9.97%
2020	255	12.12	12.17	3,099	1.69%	0.49%	0.65%	10.50%	10.67%
2019	246	10.97	11.00	2,707	1.43%	0.49%	0.65%	16.76%	16.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Aggressive Profile Fund, Investor Class
2023	8	$13.59	$13.59	$105	2.25%	0.65%	0.65%	12.87%	12.87%
2022	8	12.04	12.04	96	1.54%	0.65%	0.65%	(14.16)%	(13.02)%
2021	8	14.02	13.84	118	4.52%	0.49%	0.49%	14.18%	12.68%
2020	8	12.28	12.28	104	2.19%	0.65%	0.65%	11.06%	11.06%
2019	9	11.06	11.06	97	1.24%	0.65%	0.65%	19.56%	19.56%
Empower Moderately Conservative Profile Fund, Investor Class
2023	83	12.39	12.39	1,032	2.77%	0.65%	0.65%	9.19%	9.19%
2022	122	11.34	11.34	1,385	1.72%	0.65%	0.65%	(11.91)%	(10.74)%
2021	126	12.88	12.71	1,654	3.03%	0.49%	0.49%	9.06%	7.63%
2020	130	11.81	11.81	1,534	1.56%	0.65%	0.65%	8.83%	8.83%
2019	59	10.85	10.85	643	2.14%	0.65%	0.65%	13.71%	13.71%
Empower Multi-Sector Bond Fund, Investor Class
2023	103	12.16	11.83	1,249	3.23%	0.49%	0.85%	7.35%	6.97%
2022	106	11.33	11.06	1,197	2.36%	0.49%	0.85%	(11.85)%	(12.16)%
2021	100	12.85	12.59	1,287	2.39%	0.49%	0.49%	2.10%	(1.63)%
2020	93	12.59	12.80	1,193	3.62%	0.49%	0.85%	8.17%	8.59%
2019	81	11.79	11.79	955	1.66%	0.49%	0.49%	11.19%	11.19%
Empower Real Estate Index Fund, Investor Class
2023	13	10.96	10.96	143	1.83%	0.65%	0.65%	12.57%	12.57%
2022	12	9.74	9.74	117	1.76%	0.65%	0.65%	(26.88)%	(26.49)%
2021	11	13.31	13.24	145	0.65%	0.65%	0.65%	43.37%	42.61%
2020	8	9.29	9.29	78	1.79%	0.65%	0.65%	(12.14)%	(12.14)%
2019	8	10.57	10.57	89	0.00%	0.65%	0.65%	5.73%	5.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower SecureFoundation Balanced Fund, Investor Class
2023	1,002	$16.34	$15.78	$16,109	2.15%	0.49%	0.85%	12.63%	12.23%
2022	1,084	14.51	14.06	15,492	1.59%	0.49%	0.85%	(14.93)%	(15.23)%
2021	1,154	17.05	16.59	19,419	2.02%	0.49%	0.49%	13.23%	7.60%
2020	1,239	15.06	15.42	18,891	2.32%	0.49%	0.85%	12.97%	13.39%
2019	1,251	13.33	13.60	16,852	1.99%	0.49%	0.85%	16.80%	17.22%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	5	18.52	18.27	83	0.00%	0.49%	0.69%	19.34%	19.10%
2022	3	15.52	15.34	53	0.02%	0.49%	0.69%	(23.17)%	(22.75)%
2021	4	20.20	19.86	83	0.18%	0.49%	0.49%	15.13%	12.35%
2020	4	17.55	17.68	74	0.00%	0.49%	0.69%	23.26%	23.53%
2019	14	14.25	14.31	201	0.01%	0.49%	0.65%	30.43%	30.64%
Federated Hermes Fund for U.S. Government Securities II
2023	178	10.08	18.96	2,068	2.49%	0.49%	0.85%	3.68%	3.31%
2022	179	9.73	18.36	2,011	1.91%	0.49%	0.85%	(54.05)%	68.79%
2021	193	21.17	10.88	2,534	1.97%	0.49%	0.49%	(2.87)%	(5.15)%
2020	189	21.80	11.47	2,594	2.51%	0.49%	0.85%	4.34%	4.71%
2019	153	20.89	10.95	2,198	1.59%	0.49%	0.85%	5.00%	5.38%
Federated Hermes Managed Volatility Fund II
2023	3	28.34	28.34	85	1.91%	0.85%	0.85%	7.76%	7.76%
2022	3	26.30	26.30	87	1.88%	0.85%	0.85%	(14.48)%	(14.48)%
2021	3	30.75	30.75	114	1.77%	0.85%	0.85%	17.50%	17.50%
2020	4	26.17	26.17	93	2.73%	0.85%	0.85%	0.08%	0.08%
2019	4	26.15	26.15	106	2.07%	0.85%	0.85%	19.21%	19.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Small Cap Value VIP Fund, Class 2
2023	26	$18.72	$29.27	$617	0.52%	0.49%	0.85%	12.20%	11.79%
2022	26	16.68	26.18	553	0.98%	0.49%	0.85%	(44.52)%	44.35%
2021	29	30.07	18.14	677	1.00%	0.49%	0.49%	27.31%	21.39%
2020	32	23.62	14.94	598	1.63%	0.49%	0.85%	4.29%	4.64%
2019	32	22.65	14.28	578	1.06%	0.49%	0.85%	25.28%	25.74%
Invesco Oppenheimer V.I. International Growth Fund, Series I
2023	8	13.49	17.30	129	0.58%	0.49%	0.85%	20.47%	20.04%
2022	10	11.20	14.41	129	0.00%	0.49%	0.85%	(45.36)%	(4.11)%
2021	10	20.49	15.03	182	0.00%	0.49%	0.49%	12.31%	6.72%
2020	21	18.25	14.08	321	1.03%	0.49%	0.85%	20.43%	20.95%
2019	25	15.15	11.64	317	1.11%	0.49%	0.85%	27.52%	27.97%
Invesco V.I. Comstock Fund, Series I
2023	8	21.26	37.28	287	1.83%	0.65%	0.85%	11.63%	11.41%
2022	9	19.04	33.46	288	1.63%	0.65%	0.85%	(42.93)%	79.22%
2021	10	33.37	18.67	297	1.93%	0.49%	0.49%	32.23%	(17.43)%
2020	9	25.24	22.61	210	1.82%	0.65%	0.85%	(1.69)%	(1.50)%
2019	22	25.67	14.52	451	1.92%	0.65%	0.85%	24.24%	24.49%
Invesco V.I. Core Equity Fund, Series I
2023	3	48.66	48.66	131	0.73%	0.85%	0.85%	22.32%	22.32%
2022	3	39.78	39.78	121	0.91%	0.85%	0.85%	(21.22)%	(21.22)%
2021	3	50.49	50.49	248	0.67%	0.85%	0.85%	26.66%	26.66%
2020	3	39.87	39.87	129	1.49%	0.85%	0.85%	12.87%	12.87%
2019	3	35.32	35.32	114	0.94%	0.85%	0.85%	27.87%	27.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. EQV International Equity Fund, Series I
2023	26	$16.97	$19.65	$488	0.21%	0.65%	0.85%	17.38%	17.15%
2022	29	14.46	16.77	462	1.77%	0.65%	0.85%	(30.16)%	17.97%
2021	29	20.71	14.22	570	1.30%	0.49%	0.49%	4.99%	(16.05)%
2020	28	19.72	16.94	529	2.59%	0.65%	0.85%	13.03%	13.28%
2019	31	11.98	14.95	507	1.58%	0.65%	0.85%	27.48%	27.74%
Invesco V.I. Global Fund, Series I
2023	17	20.86	55.29	821	0.22%	0.49%	0.85%	34.08%	33.60%
2022	20	15.56	41.38	700	0.00%	0.49%	0.85%	(74.56)%	85.59%
2021	31	61.17	22.30	1,268	0.00%	0.49%	0.49%	14.51%	11.83%
2020	32	53.41	19.94	1,195	0.76%	0.49%	0.85%	26.57%	27.00%
2019	33	42.20	15.70	958	0.91%	0.49%	0.85%	30.67%	31.14%
Invesco V.I. Growth and Income Fund, Series I
2023	16	20.32	35.74	394	1.53%	0.49%	0.85%	12.11%	11.71%
2022	20	18.12	31.99	469	1.61%	0.49%	0.85%	(47.06)%	70.16%
2021	21	34.24	18.80	555	1.50%	0.49%	0.49%	27.42%	24.43%
2020	25	26.87	15.11	539	2.34%	0.49%	0.85%	1.24%	1.62%
2019	32	26.54	14.87	703	1.03%	0.49%	0.85%	24.13%	24.57%
Invesco V.I. High Yield Fund, Series I
2023	6	12.59	26.18	79	5.31%	0.49%	0.85%	9.64%	9.25%
2022	6	11.48	23.97	73	2.19%	0.49%	0.85%	(57.03)%	93.04%
2021	11	26.72	12.42	139	4.79%	0.49%	0.49%	3.50%	1.07%
2020	11	25.82	12.28	134	6.54%	0.49%	0.85%	2.46%	2.79%
2019	10	25.20	11.95	131	4.87%	0.49%	0.85%	12.55%	12.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Mid Cap Fund
2023	3	$33.41	$32.45	$105	0.28%	0.65%	0.85%	13.73%	13.50%
2022	4	29.38	28.59	119	0.36%	0.65%	0.85%	(14.81)%	62.49%
2021	4	34.49	17.59	140	0.45%	0.49%	0.49%	25.33%	(37.53)%
2020	4	27.52	28.17	115	0.80%	0.65%	0.85%	8.34%	8.54%
2019	3	25.40	25.95	85	0.47%	0.65%	0.85%	24.21%	24.47%
Invesco V.I. Main Street Small Cap Fund
2023	11	22.00	21.26	248	1.18%	0.49%	0.85%	17.55%	17.13%
2022	11	18.72	18.15	211	0.54%	0.49%	0.85%	(16.29)%	(16.55)%
2021	11	22.36	21.74	254	0.37%	0.49%	0.49%	24.95%	18.67%
2020	10	17.89	18.32	182	0.66%	0.49%	0.85%	18.90%	19.37%
2019	6	15.05	15.35	84	0.16%	0.49%	0.85%	25.40%	25.86%
Invesco V.I. Small Cap Equity Fund, Series I
2023	5	18.58	40.82	127	0.00%	0.49%	0.85%	16.01%	15.59%
2022	5	16.02	35.32	115	0.00%	0.49%	0.85%	(65.15)%	79.13%
2021	5	45.96	19.72	146	0.17%	0.49%	0.49%	22.45%	16.68%
2020	5	37.53	16.90	116	0.40%	0.49%	0.85%	26.16%	26.57%
2019	5	29.75	13.35	92	0.00%	0.49%	0.85%	25.53%	25.98%
Invesco V.I. Technology Fund, Series I
2023	18	10.89	10.89	193	0.00%	0.85%	0.85%	45.70%	45.70%
2022	18	7.48	7.48	138	0.00%	0.85%	0.85%	(78.34)%	(40.46)%
2021	23	34.51	12.55	290	0.00%	0.49%	0.49%	15.20%	13.44%
2020	30	29.96	11.07	352	0.00%	0.85%	0.85%	44.88%	44.85%
2019	31	7.64	7.64	235	0.00%	0.85%	0.85%	34.73%	34.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	161	$11.09	$23.37	$1,835	4.28%	0.49%	0.85%	4.99%	4.61%
2022	165	10.56	22.34	1,790	2.47%	0.49%	0.85%	(59.53)%	84.57%
2021	170	26.09	12.10	2,197	2.03%	0.49%	0.49%	(1.74)%	(2.88)%
2020	172	26.55	12.46	2,283	3.12%	0.49%	0.85%	9.55%	9.98%
2019	183	24.24	11.33	2,262	3.46%	0.49%	0.85%	8.65%	9.03%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares
2023	94	10.67	15.80	1,351	3.64%	0.65%	0.85%	4.61%	4.40%
2022	95	10.20	15.14	1,308	2.01%	0.65%	0.85%	(42.50)%	28.97%
2021	98	17.73	11.74	1,574	1.59%	0.65%	0.65%	(1.95)%	(32.55)%
2020	88	18.08	17.40	1,518	2.52%	0.65%	0.85%	9.32%	9.59%
2019	107	10.95	15.88	1,700	2.63%	0.65%	0.85%	8.36%	8.57%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	1	36.28	36.28	41	1.48%	0.85%	0.85%	9.94%	9.94%
2022	1	33.00	33.00	41	1.78%	0.85%	0.85%	(9.38)%	(9.38)%
2021	1	36.41	36.41	45	1.12%	0.85%	0.85%	12.62%	12.62%
2020	2	32.33	32.33	55	1.50%	0.85%	0.85%	15.31%	15.31%
2019	2	28.04	28.04	48	1.78%	0.85%	0.85%	25.94%	25.94%
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
2023	7	68.30	68.30	455	0.14%	0.85%	0.85%	41.96%	41.96%
2022	7	48.11	48.11	361	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	8	69.21	69.21	565	0.10%	0.85%	0.85%	19.31%	19.31%
2020	8	58.01	58.01	444	0.59%	0.85%	0.85%	31.83%	31.83%
2019	8	44.00	44.00	343	0.46%	0.85%	0.85%	34.37%	34.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Balanced Fund, Class I
2023	9	$19.81	$43.34	$327	2.11%	0.49%	0.85%	14.85%	14.44%
2022	10	17.24	37.88	300	1.25%	0.49%	0.85%	(62.26)%	85.54%
2021	10	45.69	20.41	362	0.91%	0.49%	0.49%	16.20%	14.85%
2020	10	39.32	17.77	311	2.76%	0.49%	0.85%	13.35%	13.79%
2019	7	34.69	15.62	226	1.44%	0.49%	0.85%	21.55%	21.99%
Janus Henderson Global Research Fund, Class I
2023	26	21.44	44.08	837	0.94%	0.65%	0.85%	5.23%	25.71%
2022	25	17.02	35.06	651	1.06%	0.65%	0.85%	(61.21)%	67.42%
2021	25	43.88	20.94	816	0.52%	0.49%	0.49%	17.09%	15.58%
2020	27	37.47	18.12	738	0.91%	0.65%	0.85%	19.04%	19.28%
2019	26	31.48	15.33	623	0.97%	0.49%	0.85%	27.95%	28.42%
Janus Henderson Overseas Fund, Class S
2023	16	13.55	13.55	220	1.39%	0.85%	0.85%	9.65%	9.65%
2022	19	12.36	12.36	242	1.74%	0.85%	0.85%	(9.61)%	(9.61)%
2021	19	13.67	13.67	262	1.10%	0.85%	0.85%	12.33%	12.33%
2020	17	12.17	12.17	206	1.35%	0.85%	0.85%	15.03%	15.03%
2019	16	10.58	10.58	168	1.88%	0.85%	0.85%	25.64%	25.64%
Janus Henderson VIT Balanced Portfolio, Service Shares
2023	167	19.04	30.04	3,825	1.79%	0.65%	0.85%	14.39%	14.16%
2022	174	16.65	26.32	3,483	0.95%	0.65%	0.85%	(47.70)%	32.98%
2021	193	31.83	19.79	4,688	0.67%	0.65%	0.65%	15.92%	14.40%
2020	200	27.46	17.30	4,124	2.56%	0.65%	0.85%	13.04%	13.29%
2019	177	24.29	15.27	3,344	1.77%	0.65%	0.85%	21.24%	21.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2023	5	$45.75	$45.75	$250	0.00%	0.49%	0.49%	53.79%	53.79%
2022	6	29.75	29.75	189	0.00%	0.49%	0.49%	(37.26)%	(36.30)%
2021	7	47.42	46.70	324	0.21%	0.49%	0.49%	19.00%	15.67%
2020	7	39.85	40.38	280	0.00%	0.49%	0.69%	50.16%	50.48%
2019	4	26.83	26.83	107	0.49%	0.49%	0.49%	44.47%	44.47%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2023	15	44.05	43.21	658	0.00%	0.65%	0.85%	53.28%	52.98%
2022	17	28.74	28.25	475	0.00%	0.65%	0.85%	(39.65)%	(37.66)%
2021	14	47.61	45.31	636	0.11%	0.65%	0.65%	22.69%	15.22%
2020	12	38.81	39.32	490	0.00%	0.65%	0.85%	49.43%	49.75%
2019	9	25.97	27.18	248	0.55%	0.65%	0.85%	43.59%	43.88%
Lazard Retirement Emerging Markets Equity Portfolio
2023	49	10.96	19.29	798	4.78%	0.49%	0.85%	21.68%	21.24%
2022	53	9.01	15.91	716	3.18%	0.49%	0.85%	(53.55)%	53.37%
2021	60	19.39	10.38	967	1.86%	0.49%	0.49%	7.25%	2.13%
2020	59	18.08	10.16	913	2.90%	0.49%	0.85%	(2.11)%	(1.75)%
2019	59	18.47	10.34	917	0.83%	0.49%	0.85%	17.14%	17.56%
Lord Abbett Series Fund Short Duration Income Portfolio
2023	4	10.37	10.37	44	4.59%	0.69%	0.69%	4.33%	4.33%
2022	5	9.94	9.94	48	3.74%	0.69%	0.69%	(6.03)%	(5.46)%
2021	1	10.57	10.51	15	2.13%	0.49%	0.49%	0.27%	(0.33)%
2020	1	10.55	10.55	14	3.24%	0.69%	0.69%	5.46%	5.46%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP Baron Growth Opportunities Fund, Service Class
2023	21	$23.90	$79.08	$949	0.00%	0.49%	0.85%	17.23%	16.81%
2022	26	20.38	67.70	1,156	0.00%	0.49%	0.85%	(77.86)%	152.03%
2021	29	92.05	26.86	1,842	0.00%	0.49%	0.49%	17.71%	14.91%
2020	31	78.20	23.38	1,745	0.00%	0.49%	0.85%	32.95%	33.42%
2019	30	58.82	17.52	1,497	0.00%	0.49%	0.85%	35.23%	35.73%
LVIP Delaware SMID Cap Core Fund, Standard Class
2023	8	23.03	42.65	260	1.14%	0.49%	0.85%	15.88%	15.47%
2022	8	19.88	36.94	228	0.44%	0.49%	0.85%	(54.48)%	63.97%
2021	9	43.66	22.53	285	0.96%	0.49%	0.49%	23.49%	19.27%
2020	9	35.36	18.89	244	0.59%	0.49%	0.85%	10.15%	10.52%
2019	12	32.10	17.09	286	0.53%	0.49%	0.85%	28.53%	29.00%
LVIP Delaware Value Fund, Standard Class
2023	14	15.42	15.21	208	1.75%	0.49%	0.69%	2.99%	2.78%
2022	14	14.97	14.80	205	1.70%	0.49%	0.69%	(3.74)%	(3.21)%
2021	16	15.55	15.29	249	5.74%	0.49%	0.49%	22.72%	19.79%
2020	16	12.67	12.77	208	2.27%	0.49%	0.69%	(0.30)%	(0.11)%
2019	8	12.71	12.78	103	0.28%	0.49%	0.69%	19.14%	19.38%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2023	3	18.85	18.22	48	1.37%	0.49%	0.85%	12.55%	12.15%
2022	3	16.75	16.24	43	0.45%	0.49%	0.85%	(20.28)%	(20.03)%
2021	3	21.01	20.31	54	0.47%	0.49%	0.49%	24.49%	17.56%
2020	2	16.88	17.28	37	1.04%	0.49%	0.85%	12.73%	13.08%
2019	2	14.97	15.28	33	0.40%	0.49%	0.85%	23.52%	23.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS International Intrinsic Value Portfolio, Service Class
2023	43	$17.38	$35.05	$1,122	0.47%	0.49%	0.85%	16.80%	16.38%
2022	47	14.88	30.12	1,072	0.51%	0.49%	0.85%	(63.58)%	57.82%
2021	47	40.86	19.09	1,393	0.14%	0.49%	0.49%	12.15%	6.78%
2020	51	36.44	17.87	1,432	0.85%	0.49%	0.85%	19.19%	19.64%
2019	59	30.57	14.94	1,470	1.27%	0.49%	0.85%	24.59%	25.05%
MFS Mid Cap Value Portfolio, Initial Class
2023	17	17.27	17.08	296	1.82%	0.49%	0.65%	12.18%	12.00%
2022	17	15.39	15.25	255	0.96%	0.49%	0.65%	(9.23)%	(8.52)%
2021	18	16.96	16.67	301	0.80%	0.49%	0.49%	31.11%	28.18%
2020	18	12.93	13.01	237	1.34%	0.49%	0.65%	3.22%	3.32%
2019	19	12.53	12.59	241	1.30%	0.49%	0.65%	30.27%	30.48%
MFS Utilities Series, Service Class
2023	22	15.49	22.02	433	3.28%	0.49%	0.85%	(2.81)%	(3.16)%
2022	24	15.94	22.74	488	2.24%	0.49%	0.85%	(32.07)%	46.60%
2021	24	23.46	15.51	500	1.54%	0.49%	0.49%	15.99%	10.24%
2020	24	20.23	14.07	446	2.44%	0.49%	0.85%	4.74%	5.09%
2019	26	19.31	13.39	452	3.73%	0.49%	0.85%	23.74%	24.19%
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2023	7	51.59	51.59	381	2.25%	0.85%	0.85%	13.55%	13.55%
2022	8	45.43	45.43	345	1.30%	0.85%	0.85%	(27.67)%	(27.67)%
2021	9	62.81	62.81	585	1.94%	0.85%	0.85%	38.62%	38.62%
2020	11	45.31	45.31	488	2.94%	0.85%	0.85%	(17.56)%	(17.56)%
2019	12	54.96	54.96	681	1.92%	0.85%	0.85%	17.93%	17.93%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2023	0	*	$23.62	$23.62	$1	0.52%	0.85%	0.85%	9.75%	9.75%
2022	0	*	21.52	21.52	1	0.16%	0.85%	0.85%	(12.36)%	35.41%
2021	0	*	24.55	15.89	1	0.26%	0.49%	0.49%	33.86%	(13.36)%
2020	0	*	18.34	18.34	736	0.22%	0.85%	0.85%	(3.66)%	(3.66)%
2019	1		19.04	19.04	16	0.23%	0.85%	0.85%	15.45%	15.45%
NVIT Mid Cap Index Fund, Class II
2023	28		21.16	56.63	910	1.02%	0.49%	0.85%	15.25%	14.84%
2022	32		18.36	49.31	956	1.01%	0.49%	0.85%	(68.08)%	137.41%
2021	34		57.53	20.77	1,178	1.06%	0.49%	0.49%	22.95%	20.08%
2020	44		46.79	17.30	1,141	1.07%	0.49%	0.85%	11.88%	12.25%
2019	47		41.82	15.41	1,060	1.17%	0.49%	0.85%	24.35%	24.80%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2023	19		8.03	7.88	152	15.97%	0.49%	0.69%	(8.30)%	(8.49)%
2022	20		8.76	8.47	174	20.89%	0.49%	0.85%	8.09%	7.70%
2021	20		8.10	7.87	163	4.27%	0.49%	0.49%	36.16%	28.84%
2020	21		5.95	6.11	128	6.97%	0.49%	0.85%	0.49%	0.93%
2019	20		5.99	6.05	123	4.51%	0.49%	0.69%	10.66%	10.90%
PIMCO Emerging Markets Bond Portfolio, Admin Class
2023	2		10.70	10.70	21	5.65%	0.49%	0.49%	10.57%	10.57%
2022	9		9.67	9.67	83	4.83%	0.49%	0.49%	(16.12)%	(14.72)%
2021	9		11.53	11.34	99	4.48%	0.49%	0.49%	(3.04)%	(4.63)%
2020	9		11.89	11.89	102	5.03%	0.49%	0.49%	6.20%	6.20%
2019	2		11.20	11.20	21	4.42%	0.49%	0.49%	14.20%	14.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO High Yield Portfolio, Admin Class
2023	106	$13.78	$26.50	$1,703	5.67%	0.49%	0.85%	11.67%	11.27%
2022	110	12.34	23.82	1,611	5.05%	0.49%	0.85%	(53.89)%	77.08%
2021	118	26.77	13.45	1,961	4.45%	0.49%	0.49%	2.75%	0.32%
2020	116	26.06	13.41	1,885	5.22%	0.49%	0.85%	4.85%	5.24%
2019	115	24.85	12.74	1,773	4.90%	0.49%	0.85%	13.75%	14.19%
PIMCO Low Duration Portfolio, Admin Class
2023	201	10.33	13.38	2,363	3.60%	0.49%	0.85%	4.46%	4.09%
2022	219	9.89	12.85	2,487	1.62%	0.49%	0.85%	(28.06)%	25.24%
2021	262	13.75	10.26	3,210	0.52%	0.49%	0.49%	(1.77)%	(4.07)%
2020	263	14.00	10.70	3,301	1.30%	0.49%	0.85%	2.11%	2.47%
2019	267	13.71	10.44	3,316	2.75%	0.49%	0.85%	3.14%	3.52%
PIMCO Real Return Portfolio, Admin Class
2023	34	11.22	11.01	387	2.99%	0.49%	0.69%	3.16%	2.96%
2022	34	10.88	10.69	374	7.07%	0.49%	0.69%	(13.34)%	(12.51)%
2021	37	12.55	12.22	455	5.03%	0.49%	0.49%	5.89%	3.48%
2020	20	11.85	11.81	231	1.55%	0.49%	0.85%	10.78%	11.19%
2019	13	10.70	10.62	136	1.66%	0.49%	0.85%	7.52%	7.90%
PIMCO Total Return Portfolio, Admin Class
2023	280	10.96	16.61	3,695	3.57%	0.49%	0.85%	5.42%	5.04%
2022	278	10.40	15.81	3,475	2.60%	0.49%	0.85%	(44.13)%	33.31%
2021	303	18.61	11.86	4,525	1.82%	0.49%	0.49%	(2.10)%	(4.41)%
2020	311	19.01	12.41	4,822	2.31%	0.49%	0.85%	7.74%	8.08%
2019	338	17.64	11.48	4,830	3.00%	0.49%	0.85%	7.44%	7.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Pioneer Fund VCT Portfolio, Class I
2023	24	$29.04	$54.51	$863	0.88%	0.49%	0.85%	28.30%	27.84%
2022	25	22.64	42.64	695	0.66%	0.49%	0.85%	(57.62)%	55.07%
2021	25	53.42	27.50	884	0.32%	0.49%	0.49%	26.90%	23.92%
2020	26	42.09	22.19	711	0.84%	0.49%	0.85%	23.22%	23.68%
2019	24	34.16	17.94	535	0.71%	0.49%	0.85%	30.22%	30.69%
Pioneer Mid Cap Value VCT Portfolio, Class II
2023	6	24.89	26.57	150	1.72%	0.85%	0.85%	11.26%	11.26%
2022	6	22.38	23.88	131	0.74%	0.85%	0.85%	(12.57)%	42.37%
2021	6	25.59	16.78	154	0.72%	0.49%	0.49%	28.28%	(10.25)%
2020	6	19.95	18.69	128	0.88%	0.85%	0.85%	1.01%	1.01%
2019	8	19.75	18.94	167	1.04%	0.65%	0.85%	27.00%	27.25%
Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2023	5	21.36	47.28	172	0.00%	0.49%	0.85%	18.19%	17.77%
2022	5	18.07	40.15	151	0.00%	0.49%	0.85%	(69.23)%	56.66%
2021	5	58.74	25.63	223	0.00%	0.49%	0.49%	7.15%	4.64%
2020	6	54.81	24.49	273	0.00%	0.49%	0.85%	38.00%	38.53%
2019	6	39.72	17.68	188	0.00%	0.49%	0.85%	31.96%	32.43%
Prudential Series Fund Equity Portfolio, Class II
2023	2	39.29	49.40	97	0.00%	0.85%	0.85%	30.87%	30.87%
2022	2	30.02	37.75	76	0.00%	0.85%	0.85%	(42.64)%	53.09%
2021	4	52.33	24.66	197	0.00%	0.49%	0.49%	21.91%	(27.78)%
2020	5	42.93	34.14	178	0.00%	0.85%	0.85%	27.42%	27.40%
2019	7	33.69	33.69	192	0.00%	0.85%	0.85%	27.27%	27.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Prudential Series Fund Natural Resources Portfolio, Class II
2023	2	$15.36	$15.36	$28	0.00%	0.85%	0.85%	0.72%	0.72%
2022	2	15.25	15.25	28	0.00%	0.85%	0.85%	17.38%	99.53%
2021	2	12.99	7.64	23	0.00%	0.49%	0.49%	27.28%	(25.12)%
2020	2	10.21	10.21	19	0.00%	0.85%	0.85%	10.84%	10.84%
2019	2	9.21	9.21	17	0.00%	0.85%	0.85%	9.32%	9.32%
Putnam VT Core Equity Fund, Class IA
2023	7	28.29	28.29	202	0.68%	0.65%	0.65%	27.53%	27.53%
2022	6	22.18	22.18	128	1.77%	0.65%	0.65%	(18.14)%	(14.80)%
2021	7	27.10	26.04	178	0.92%	0.49%	0.49%	33.75%	28.50%
2020	8	20.26	20.26	167	0.74%	0.65%	0.65%	16.87%	16.87%
2019	5	17.34	17.49	95	1.34%	0.49%	0.65%	31.15%	31.36%
Putnam VT Global Asset Allocation Fund, Class IA
2023	12	16.33	16.08	193	1.79%	0.65%	0.85%	17.02%	16.79%
2022	12	13.95	13.77	165	1.62%	0.65%	0.85%	(17.12)%	(16.53)%
2021	12	16.83	16.49	197	0.91%	0.49%	0.49%	15.62%	12.23%
2020	12	14.56	14.70	172	2.27%	0.65%	0.85%	11.66%	11.85%
2019	12	13.04	13.14	153	1.02%	0.65%	0.85%	16.42%	16.66%
Putnam VT Global Health Care Fund, Class IB
2023	21	23.32	35.27	624	0.30%	0.49%	0.85%	8.60%	8.21%
2022	22	21.47	32.60	589	0.40%	0.49%	0.85%	(39.03)%	48.02%
2021	21	35.21	22.02	613	1.07%	0.49%	0.49%	20.89%	15.61%
2020	22	29.13	19.05	530	0.49%	0.49%	0.85%	15.27%	15.73%
2019	24	25.27	16.46	509	0.00%	0.49%	0.85%	29.19%	29.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Income Fund, Class IA
2023	37	$10.41	$10.23	$379	5.87%	0.49%	0.69%	4.45%	4.24%
2022	36	9.96	9.81	361	5.96%	0.49%	0.69%	(13.91)%	(13.16)%
2021	38	11.57	11.30	440	1.61%	0.49%	0.49%	(3.82)%	(7.16)%
2020	37	12.03	12.17	442	5.24%	0.49%	0.69%	5.28%	5.47%
2019	17	11.45	11.54	201	3.41%	0.49%	0.65%	11.52%	11.70%
Putnam VT International Equity Fund, Class IA
2023	3	15.49	15.26	52	0.00%	0.49%	0.69%	3.18%	3.09%
Putnam VT International Value Fund, Class IA
2023	4	14.44	14.44	53	1.66%	0.49%	0.49%	18.50%	18.50%
2022	4	12.19	12.19	47	2.57%	0.49%	0.49%	(7.15)%	(4.90)%
2021	6	13.12	12.81	74	2.10%	0.49%	0.49%	14.72%	11.99%
2020	6	11.44	11.44	65	3.26%	0.49%	0.49%	3.72%	3.72%
2019	6	11.03	11.03	68	3.32%	0.49%	0.49%	19.85%	19.85%
Putnam VT Large Cap Value Fund, Class IB
2023	32	23.97	40.60	985	2.00%	0.49%	0.85%	15.10%	14.69%
2022	33	20.83	35.40	897	1.47%	0.49%	0.85%	(44.79)%	68.38%
2021	32	37.73	21.02	836	1.21%	0.49%	0.49%	29.20%	23.27%
2020	35	29.20	17.06	757	1.92%	0.49%	0.85%	4.92%	5.28%
2019	49	27.83	16.20	1,003	1.57%	0.49%	0.85%	29.30%	29.77%
Putnam VT Mortgage Securities Fund
2023	35	9.85	10.57	360	15.68%	0.49%	0.85%	4.76%	4.38%
2022	36	9.40	10.12	355	9.23%	0.49%	0.85%	(19.09)%	(0.99)%
2021	55	11.62	10.22	589	0.00%	0.49%	0.49%	(2.33)%	(6.82)%
2020	54	11.90	10.97	606	10.11%	0.49%	0.85%	(2.40)%	(2.03)%
2019	61	12.19	11.20	708	1.95%	0.49%	0.85%	12.25%	12.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Royce Capital Fund Small Cap Portfolio, Service Class
2023	3	$35.28	$34.26	$92	0.66%	0.65%	0.85%	24.72%	24.47%
2022	4	28.28	27.52	102	0.08%	0.65%	0.85%	(10.00)%	92.03%
2021	4	31.43	14.33	115	1.12%	0.49%	0.49%	30.62%	25.88%
2020	4	24.06	11.39	100	0.95%	0.49%	0.85%	(8.10)%	(7.81)%
2019	4	26.18	12.35	91	0.40%	0.49%	0.85%	17.43%	17.86%
Schwab Government Money Market Portfolio
2023	602	10.59	13.10	6,873	4.77%	0.49%	0.85%	4.37%	4.00%
2022	655	10.15	12.60	7,266	1.46%	0.49%	0.85%	(19.00)%	33.90%
2021	752	12.53	9.41	8,143	0.06%	0.49%	0.49%	(0.79)%	(6.77)%
2020	867	12.63	10.09	9,414	0.30%	0.49%	0.85%	(0.59)%	(0.16)%
2019	657	12.70	10.11	7,892	1.88%	0.49%	0.85%	1.04%	1.41%
Schwab S&P 500 Index Fund
2023	637	28.11	70.52	24,296	1.43%	0.49%	0.85%	25.61%	25.16%
2022	645	22.38	56.34	19,734	1.26%	0.49%	0.85%	(67.75)%	110.81%
2021	742	69.39	26.73	27,851	1.27%	0.49%	0.49%	27.58%	24.59%
2020	762	54.39	21.45	22,796	1.20%	0.49%	0.85%	17.27%	17.67%
2019	909	46.38	18.23	22,537	1.72%	0.49%	0.85%	30.37%	30.83%
Schwab VIT Balanced Portfolio
2023	4	13.21	13.01	52	1.94%	0.49%	0.69%	11.41%	11.19%
2022	4	11.85	11.70	50	1.53%	0.49%	0.69%	(15.13)%	(15.30)%
2021	4	13.97	13.81	62	1.30%	0.49%	0.49%	8.67%	6.44%
2020	8	12.85	12.97	99	1.70%	0.49%	0.69%	7.45%	7.74%
2019	17	11.96	12.04	205	1.93%	0.49%	0.69%	13.46%	13.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab VIT Balanced with Growth Portfolio
2023	37	$14.82	$14.59	$538	1.72%	0.49%	0.69%	14.30%	14.07%
2022	43	12.96	12.79	556	1.63%	0.49%	0.69%	(16.41)%	(16.58)%
2021	44	15.51	15.34	672	1.34%	0.49%	0.49%	11.92%	9.63%
2020	44	13.86	13.99	612	2.22%	0.49%	0.69%	9.29%	9.54%
2019	44	12.68	12.77	563	1.85%	0.49%	0.69%	17.24%	17.47%
Schwab VIT Growth Portfolio
2023	3	16.34	16.34	44	1.55%	0.49%	0.49%	16.95%	16.95%
2022	3	13.97	13.97	38	1.69%	0.49%	0.49%	(17.65)%	(16.71)%
2021	3	16.96	16.77	51	1.27%	0.49%	0.49%	14.11%	12.82%
2020	3	14.87	14.87	42	2.23%	0.49%	0.49%	10.79%	10.79%
2019	16	13.32	13.42	208	1.70%	0.49%	0.69%	20.01%	20.25%
T. Rowe Price Health Sciences Portfolio
2023	10	26.03	25.53	263	0.00%	0.49%	0.69%	2.46%	2.25%
2022	11	25.41	24.97	277	0.00%	0.49%	0.69%	(12.90)%	(13.07)%
2021	12	29.17	28.73	350	0.00%	0.49%	0.49%	14.06%	10.84%
2020	12	25.57	25.92	318	0.00%	0.49%	0.69%	28.71%	29.00%
2019	6	19.87	20.09	120	0.00%	0.49%	0.69%	28.06%	28.32%
T. Rowe Price Health Sciences Portfolio, Class II
2023	13	25.02	25.02	319	0.00%	0.65%	0.65%	2.02%	2.02%
2022	13	24.52	24.52	313	0.00%	0.65%	0.65%	(16.05)%	(11.92)%
2021	9	29.21	27.84	255	0.00%	0.65%	0.65%	15.83%	10.41%
2020	12	25.22	25.22	294	0.00%	0.65%	0.65%	28.46%	28.46%
2019	8	19.63	19.63	153	0.00%	0.65%	0.65%	27.80%	27.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Foreign VIP Fund, Class 2
2023	10	$10.54	$10.34	$103	2.95%	0.49%	0.69%	20.17%	19.93%
2022	12	8.77	11.92	114	3.06%	0.49%	0.85%	(34.17)%	28.47%
2021	12	13.32	9.28	124	1.98%	0.49%	0.49%	5.71%	0.85%
2020	15	12.60	9.20	159	3.64%	0.49%	0.85%	(2.01)%	(1.68)%
2019	18	12.86	9.36	195	1.62%	0.49%	0.85%	11.58%	11.98%
Templeton Global Bond VIP Fund, Class 2
2023	25	8.68	8.54	218	0.00%	0.49%	0.85%	2.38%	2.02%
2022	26	8.47	8.37	217	0.00%	0.49%	0.85%	(6.01)%	(4.01)%
2021	35	9.02	8.72	309	0.00%	0.49%	0.49%	(4.34)%	(8.01)%
2020	34	9.42	9.48	317	9.05%	0.49%	0.85%	(6.03)%	(5.71)%
2019	27	10.03	10.05	276	9.18%	0.49%	0.85%	1.15%	1.51%
Third Avenue Value Fund
2023	3	18.73	17.17	59	2.39%	0.65%	0.85%	20.06%	19.82%
2022	3	15.60	14.33	49	1.49%	0.65%	0.85%	15.31%	15.08%
2021	3	13.53	12.45	43	0.70%	0.65%	0.65%	31.58%	11.60%
2020	3	10.28	11.16	35	2.87%	0.65%	0.85%	(3.25)%	(3.08)%
2019	4	10.63	11.51	43	0.27%	0.65%	0.85%	11.52%	11.73%
Touchstone VST Common Stock Fund, Service Class
2023	6	59.47	57.75	357	0.64%	0.65%	0.85%	25.53%	25.29%
2022	6	47.37	46.10	296	0.24%	0.65%	0.85%	(18.32)%	85.84%
2021	7	58.00	24.80	381	0.40%	0.49%	0.49%	29.73%	23.52%
2020	7	44.70	20.08	318	0.48%	0.49%	0.85%	22.44%	22.89%
2019	17	36.51	16.34	415	1.24%	0.49%	0.85%	26.22%	26.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Touchstone VST Bond Fund
2023	56	$10.52	$13.20	$715	4.81%	0.49%	0.85%	5.56%	5.18%
2022	55	9.96	12.55	668	1.77%	0.49%	0.85%	(33.86)%	10.97%
2021	72	15.06	11.31	981	2.44%	0.49%	0.49%	0.45%	(4.34)%
2020	72	15.00	11.82	1,010	1.71%	0.49%	0.85%	8.75%	9.16%
2019	80	13.79	10.83	1,040	1.34%	0.49%	0.85%	9.53%	9.92%
Touchstone VST Common Stock Fund
2023	5	27.05	58.54	225	0.44%	0.49%	0.85%	26.04%	25.59%
2022	5	21.46	46.61	183	0.42%	0.49%	0.85%	(63.34)%	82.88%
2021	8	58.55	25.49	385	0.55%	0.49%	0.49%	30.01%	23.80%
2020	8	45.03	20.59	313	0.82%	0.49%	0.85%	22.64%	23.06%
2019	9	36.72	16.73	294	0.53%	0.49%	0.85%	27.49%	27.96%
Touchstone VST Small Company Fund
2023	2	23.44	53.08	98	0.16%	0.49%	0.85%	16.03%	15.62%
2022	3	20.20	45.91	129	0.03%	0.49%	0.85%	(63.61)%	98.86%
2021	3	55.50	23.09	153	0.07%	0.49%	0.49%	26.28%	20.25%
2020	4	43.95	19.20	161	0.15%	0.49%	0.85%	17.71%	18.15%
2019	5	37.34	16.25	176	0.02%	0.49%	0.85%	20.37%	20.80%
VanEck VIP Global Resources Fund
2023	10	13.25	12.87	119	2.54%	0.65%	0.85%	(4.46)%	(4.65)%
2022	11	13.87	13.50	139	1.59%	0.65%	0.85%	7.42%	81.53%
2021	9	12.91	7.43	119	0.30%	0.49%	0.49%	20.69%	(32.11)%
2020	10	10.70	10.95	110	0.82%	0.65%	0.85%	17.82%	18.00%
2019	11	9.08	9.28	104	0.00%	0.65%	0.85%	10.60%	10.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I
2023	14	$12.93	$12.93	$238	3.89%	0.85%	0.85%	10.46%	10.46%
2022	19	11.71	11.71	269	4.28%	0.85%	0.85%	(10.02)%	16.25%
2021	23	13.01	10.07	337	4.77%	0.49%	0.49%	(2.42)%	(26.22)%
2020	23	13.34	13.65	338	6.33%	0.65%	0.85%	7.99%	8.25%
2019	18	12.35	12.61	223	0.33%	0.65%	0.85%	11.67%	11.89%
Vanguard VIF Capital Growth Portfolio
2023	24	29.82	29.25	718	1.05%	0.49%	0.69%	27.36%	27.10%
2022	25	23.41	23.01	583	0.88%	0.49%	0.69%	(15.90)%	(16.07)%
2021	25	27.84	27.42	699	0.92%	0.49%	0.49%	22.55%	19.13%
2020	29	22.71	23.02	678	1.52%	0.49%	0.69%	16.66%	16.89%
2019	9	19.47	19.69	177	1.10%	0.49%	0.69%	25.63%	25.88%
Vanguard VIF Diversified Value Portfolio
2023	12	21.91	21.49	269	1.39%	0.49%	0.69%	19.54%	19.30%
2022	13	18.33	18.01	242	1.13%	0.49%	0.69%	(11.92)%	(12.10)%
2021	14	20.81	20.49	285	1.07%	0.49%	0.49%	31.55%	27.87%
2020	15	15.82	16.03	237	2.54%	0.49%	0.69%	11.01%	11.22%
2019	9	14.41	14.41	132	3.21%	0.49%	0.49%	25.08%	25.08%
Vanguard VIF Mid-Cap Index Portfolio
2023	25	22.13	21.71	558	1.42%	0.49%	0.69%	15.27%	15.04%
2022	26	19.20	18.87	487	1.14%	0.49%	0.69%	(19.22)%	(19.38)%
2021	26	23.76	23.40	623	1.09%	0.49%	0.49%	25.39%	21.88%
2020	27	18.95	19.20	515	1.58%	0.49%	0.69%	17.27%	17.52%
2019	33	16.16	16.34	542	1.50%	0.49%	0.69%	29.97%	30.23%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Real Estate Index Portfolio
2023	16	$16.67	$16.36	$268	2.42%	0.49%	0.69%	11.15%	10.93%
2022	16	15.00	14.74	241	1.87%	0.49%	0.69%	(26.66)%	(26.80)%
2021	16	20.45	20.14	324	2.01%	0.49%	0.49%	41.38%	37.41%
2020	16	14.47	14.66	238	2.92%	0.49%	0.69%	(5.51)%	(5.31)%
2019	19	15.31	15.48	289	2.96%	0.49%	0.69%	27.92%	28.18%
Vanguard VIF Small Company Growth Portfolio
2023	17	21.33	20.92	363	0.40%	0.49%	0.69%	19.06%	18.83%
2022	17	17.91	17.61	310	0.27%	0.49%	0.69%	(25.72)%	(25.86)%
2021	18	24.11	23.75	434	0.37%	0.49%	0.49%	15.17%	11.94%
2020	19	20.94	21.22	396	0.72%	0.49%	0.69%	22.37%	22.56%
2019	16	17.11	17.31	274	0.49%	0.49%	0.69%	27.23%	27.48%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.